As filed with the U.S. Securities and Exchange Commission on July 26, 2024

Securities Act File No. 333-280487

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

VOYA EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I, Class R6, and Class W shares of beneficial interest in the series of the

Registrant designated as Voya Global Income & Growth Fund.

VOYA GLOBAL DIVERSIFIED PAYMENT FUND
VOYA GLOBAL PERSPECTIVES® FUND
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
July 26, 2024

Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of Voya Global Diversified Payment Fund (“GDP Fund”) and Voya Global Perspectives® Fund (“Global Perspectives Fund,” together with GDP Fund, each a “Target Fund” and together, the “Target Funds”), we are pleased to invite you to a combined special meeting of shareholders (the “Special Meeting”) of GDP Fund and Global Perspectives Fund. The Special Meeting is scheduled for 1:00 p.m. (MST) on October 10, 2024. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of GDP Fund and Global Perspectives Fund will be asked to vote on the proposed reorganizations (each, a “Reorganization” and together, the “Reorganizations”) of GDP Fund and Global Perspectives Fund, as applicable, with and into Voya Global Income & Growth Fund (“Global Income & Growth Fund”) (together with GDP Fund and Global Perspectives Fund, the “Funds”). The Funds are members of the Voya family of funds.
If a Reorganization is approved by shareholders of the applicable Target Fund, shareholders of that Target Fund will become shareholders of Global Income & Growth Fund beginning on the date the Reorganizations occur. The Reorganizations would provide you with an opportunity to participate in a portfolio that seeks to provide total return consisting of capital growth, both realized and unrealized, and current income.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganizations are discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganizations.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than October 9, 2024.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Andy Simonoff
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VOYA GLOBAL DIVERSIFIED PAYMENT FUND
VOYA GLOBAL PERSPECTIVES® FUND
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
Scheduled for October 10, 2024 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a combined special meeting of the shareholders (the “Special Meeting”) of Voya Global Diversified Payment Fund (“GDP Fund”) and Voya Global Perspectives® Fund (“Global Perspectives Fund”) is scheduled for 1:00 p.m. (MST) on October 10, 2024. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy card. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, GDP Fund’s and Global Perspectives Fund’s shareholders will be asked:
1.
For shareholders of GDP Fund, to approve an Agreement and Plan of Reorganization by and between Voya Mutual Funds, on behalf of its series, GDP Fund, and Voya Equity Trust, on behalf of its series, Voya Global Income & Growth Fund (“Global Income & Growth Fund”), providing for the reorganization of GDP Fund with and into Global Income & Growth Fund;
2.
For shareholders of Global Perspectives Fund, to approve an Agreement and Plan of Reorganization by and between Voya Mutual Funds, on behalf of its series, Global Perspectives Fund, and Voya Equity Trust, on behalf of its series, Global Income & Growth Fund, providing for the reorganization (together with the reorganization described in paragraph 1 above, the “Reorganizations”) of Global Perspectives Fund with and into Global Income & Growth Fund; and
3.
For shareholders of both GDP Fund and Global Perspectives Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganizations to be placed before the Special Meeting.
The Board of Trustees of GDP Fund and Global Perspectives Fund recommends that you vote “FOR” the Reorganizations.
Shareholders of record as of the close of business on July 15, 2024 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by October 9, 2024 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to GDP Fund or Global Perspectives Fund, as applicable, or by voting in person (virtually) at the Special Meeting.

By Order of the Board of Trustees

Joanne F. Osberg
Secretary

July 26, 2024

PROXY STATEMENT/PROSPECTUS
July 26, 2024

Combined Special Meeting of Shareholders
of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund
Scheduled for October 10, 2024 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Global Diversified Payment Fund (A series of Voya Mutual Funds)	Voya Global Income & Growth Fund (A series of Voya Equity Trust)
Voya Global Perspectives® Fund (A series of Voya Mutual Funds)	Voya Global Income & Growth Fund (A series of Voya Equity Trust)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-992-0180	1-800-992-0180
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Combined Special Meeting of Shareholders to be Held on October 10, 2024
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in Voya Global Income & Growth Fund. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about Voya Global Diversified Payment Fund (“GDP Fund”), Voya Global Perspectives® Fund (“Global Perspectives Fund”), and Voya Global Income & Growth Fund (“Global Income & Growth Fund” and collectively with GDP Fund and Global Perspectives Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated July 26, 2024 relating to this Proxy Statement/Prospectus (File No. 333-280487);
2.
The Prospectus and Statement of Additional Information, as supplemented, dated February 29, 2024 for GDP Fund (File No. 811-07428);
3.
The Prospectus and Statement of Additional Information, as supplemented, dated February 29, 2024 for Global Perspectives Fund (File No. 811-07428);
4.
The Prospectus and Statement of Additional Information, as supplemented, dated September 30, 2023 for Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) (File No. 811-08817);
5.
The audited financial statements contained in the annual report of GDP Fund and Global Perspectives Fund dated October 31, 2023 (File No. 811-07428);
6.
The unaudited financial statements contained in the semi-annual report of GDP Fund and Global Perspectives Fund dated April 30, 2024 (File No. 811-07428);
7.
The audited financial statements contained in the annual report of Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) dated May 31, 2023 (File No. 811-08817); and
8.
The unaudited financial statements contained in the semi-annual report of Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) dated November 30, 2023 (File No. 811-08817).
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On May 22, 2024, the Boards of Trustees (the “Board”) of Voya Global Diversified Payment Fund (“GDP Fund”), Voya Global Perspectives® Fund (“Global Perspectives Fund,” together with GDP Fund, each a “Target Fund” and together, the “Target Funds”), and Voya Global Income & Growth Fund (“Global Income & Growth Fund,” collectively with GDP Fund and Global Perspectives Fund, the “Funds”) each approved , as applicable, an Agreement and Plan of Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), which provides for the reorganization of each of GDP Fund and Global Perspectives Fund with and into Global Income & Growth Fund (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization Agreement requires approval by shareholders of the applicable Target Fund, and if approved, is expected to be effective on October 25, 2024, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for each of GDP Fund and Global Perspectives Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
Because you, as a shareholder of GDP Fund or Global Perspectives Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Income & Growth Fund, this Proxy Statement/Prospectus also serves as a prospectus for Global Income & Growth Fund. Global Income & Growth Fund is an open-end management investment company that seeks to provide total return consisting of capital growth, both realized and unrealized, and current income, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of GDP Fund or Global Perspectives Fund as of the close of business on July 15, 2024 (the “Record Date”) are eligible to vote at the combined special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 1-855-200-8145. (See “General Information about the Proxy Statement/Prospectus” for more information on the Proxy Solicitor.)
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of July 15, 2024, will be able to attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on October 9, 2024.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://viewproxy.com/voya/broadridgevsm and follow the instructions as outlined on the website.
Shareholders whose shares are registered directly with GDP Fund or Global Perspectives Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s Proxy Ballot to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than October 9, 2024. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voya/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of GDP Fund or Global Perspectives Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
The virtual meeting platform is fully supported across browsers (Internet Explorer, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the Audio Webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on October 10, 2024. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://viewproxy.com/voya/broadridgevsm. Shareholders will need the event password which will be provided in their registration confirmation.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on October 10, 2024, at 1:00 p.m. (MST).

SUMMARY OF THE PROPOSED REORGANIZATIONS
You should read this entire Proxy Statement/Prospectus, and the applicable Reorganization Agreement, which are included in Appendices A and B. For more information about Global Income & Growth Fund, please consult Appendix C.
On May 22, 2024, the Board approved each Reorganization Agreement. In connection with the Board's approval of each Reorganization Agreement, the Board was provided with information regarding historical performance, historical expense ratios, and the projected expense ratio of Global Income & Growth Fund following the Reorganizations. Subject to approval by shareholders of the applicable Target Fund, each Reorganization Agreement provides for:
•
the transfer of all of the assets of GDP Fund or Global Perspectives Fund to Global Income & Growth Fund, as applicable, in exchange for shares of beneficial interest of Global Income & Growth Fund and the assumption by Global Income & Growth Fund of all the liabilities of GDP Fund or Global Perspectives Fund, as applicable;
•
the distribution of shares of Global Income & Growth Fund to the shareholders of GDP Fund or Global Perspectives Fund, as applicable; and
•
the complete liquidation of GDP Fund or Global Perspectives Fund, as applicable.
In considering whether to approve the Reorganizations, you should note that:
•
While the Funds have different investment objectives, each Fund is assigned to the Global Allocation Morningstar category and each Fund provides exposure to both global fixed income and global equity investments.
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Fund. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to each Fund.
•
Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
The shareholders of GDP Fund and Global Perspectives Fund are expected, in the view of the Investment Adviser, to benefit from a product better poised to achieve and maintain scale over the long term as shareholders of Global Income & Growth Fund.
•
The Reorganizations will not affect a shareholder’s right to purchase or redeem shares of the Funds. In addition, the Reorganizations will not affect how shareholders purchase or sell their shares. If one or both of the Reorganizations are effected, Global Income & Growth Fund expects to distribute all of its realized gains prior to the Reorganizations.
•
Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither GDP Fund nor Global Perspectives Fund nor their shareholders, nor Global Income & Growth Fund nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganizations.
If a Reorganization is approved by shareholders of the applicable Target Fund, each owner of Class A, Class C, Class I, Class R6, and Class W shares of GDP Fund or Global Perspectives Fund, as applicable, would become a shareholder of the corresponding share class of Global Income & Growth Fund, and Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund. Each Reorganization is expected to be effective on the Closing Date. Each shareholder of GDP Fund or Global Perspectives Fund, as applicable, will hold, immediately after the close of the applicable Reorganization (the “Closing”), shares of Global Income & Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of GDP Fund or Global Perspectives Fund, as applicable, held by that shareholder as of the close of business on the Closing Date.

APPROVAL OF THE REORGANIZATIONS
What are the proposed Reorganizations?
Shareholders of each of GDP Fund and Global Perspectives Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of GDP Fund or Global Perspectives Fund, as applicable, with and into Global Income & Growth Fund. If the applicable Reorganization Agreement is approved, shareholders of GDP Fund or Global Perspectives Fund, as applicable, will become shareholders of Global Income & Growth Fund as of the Closing.
Why are the Reorganizations being proposed?
The Investment Adviser proposed the Reorganizations of GDP Fund and Global Perspectives Fund into Global Income & Growth Fund to, in its view, better position shareholders for long-term success and potentially pave the way for future additional scale benefits. Consequently, at the May 22, 2024 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganizations of GDP Fund and Global Perspectives Fund into Global Income & Growth Fund. In support of its proposal, the Investment Adviser noted that, in its view, following each Reorganization, the shareholders of each of GDP Fund and Global Perspectives Fund would have the potential to benefit from a product better poised to achieve and maintain scale over the long term.
How do the Investment Objectives compare?
Each Fund’s investment objective is described in the chart below.
	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Investment Objective
The Fund's primary investment
objective is to meet the managed
payment policy of the Fund while
seeking to preserve the investors'
capital over the long term. The Fund's
secondary investment objective is to
seek the potential for long-term capital
appreciation.
		The Fund seeks total return.	The Fund seeks to provide total return consisting of capital growth, both realized and unrealized, and current income.
Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Fund Operating Expenses compare?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro forma fees and expenses, which are the estimated fees and expenses of Global Income & Growth Fund after giving effect to each Reorganization, assume the Reorganizations occurred on October 31, 2023 for GDP Fund and Global Perspectives Fund, and May 31, 2023 for Global Income & Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of each Fund's Prospectus, in Appendix A to each Fund's Prospectus, or the Purchase, Exchange, and Redemption of Shares section of each Fund's Statement of Additional Information.
As shown in the tables below, Target Fund shareholders will experience an increase in the management fee rate following the Reorganizations. This increase, however, will be offset by the elimination of acquired fund fees and expenses following the Reorganizations because Global Income & Growth Fund obtains its investment exposure principally through individual securities, while the Target Funds obtain their investment exposure principally through underlying funds, which in turn invest in individual securities. In addition, Target Fund shareholders will experience net expense ratios following the Reorganizations that are lower than or equal to the net expense ratios for the corresponding class of the applicable Target Fund prior to the Reorganization.
Shareholder Fees
Fees paid directly from your investment
Shareholders of GDP Fund, Global Perspectives Fund, and Global Income & Growth Fund are subject to the same sales charges (load), as indicated in the table below. Class R shareholders of GDP Fund and Global Perspectives Fund who receive Class A shares of Global Income & Growth Fund in connection with the Reorganizations will not be subject to the different shareholder eligibility requirements for Class A shares of Global Income & Growth Fund. Additionally, the contingent deferred sales charge (“CDSC”) assessed on certain redemptions of Class A shares will be waived for former Class R shareholders on future redemptions.

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
C	None	1.00
I	None	None

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R	None	None
R6	None	None
W	None	None
1.
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

		GDP Fund	Global Perspectives Fund	Global Income & Growth Fund[1]
Class A
Management Fees	%	0.24	0.22	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.13	0.25	0.35
Acquired Fund Fees and Expenses		0.51	0.66	None
Total Annual Fund Operating Expenses	%	1.13[2]	1.38[2]	1.35[2]
Waivers and Reimbursements	%	None[3]	(0.15)[4]	(0.25)[5]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.13	1.23	1.10
Class C
Management Fees	%	0.24	0.22	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00	1.00	1.00
Other Expenses	%	0.13	0.25	0.35
Acquired Fund Fees and Expenses		0.51	0.66	None
Total Annual Fund Operating Expenses	%	1.88[2]	2.13[2]	2.10[2]
Waivers and Reimbursements	%	None[3]	(0.15)[4]	(0.25)[5]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.88	1.98	1.85
Class I
Management Fees	%	0.24	0.22	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.12	0.18	0.30
Acquired Fund Fees and Expenses		0.51	0.66	None
Total Annual Fund Operating Expenses	%	0.87[2]	1.06[2]	1.05[2]
Waivers and Reimbursements	%	(0.02)[3]	(0.08)[4]	(0.20)[5]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85	0.98	0.85
Class R6
Management Fees	%	0.24	0.22	N/A
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	N/A
Other Expenses	%	0.13	0.25	N/A
Acquired Fund Fees and Expenses		0.51	0.66	N/A
Total Annual Fund Operating Expenses	%	1.38[2]	1.63[2]	N/A
Waivers and Reimbursements	%	None[3]	(0.15)[4]	N/A
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.38	1.48	N/A
Class R6
Management Fees	%	0.24	N/A	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	N/A	None

		GDP Fund	Global Perspectives Fund	Global Income & Growth Fund[1]
Other Expenses	%	0.11	N/A	0.22
Acquired Fund Fees and Expenses		0.51	N/A	None
Total Annual Fund Operating Expenses	%	0.86[2]	N/A	0.97[2]
Waivers and Reimbursements	%	(0.01)[3]	N/A	(0.12)[5]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85	N/A	0.85
Class W
Management Fees	%	0.24	0.22	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.13	0.25	0.35
Acquired Fund Fees and Expenses		0.51	0.66	None
Total Annual Fund Operating Expenses	%	0.88[2]	1.13[2]	1.10[2]
Waivers and Reimbursements	%	None[3]	(0.15)[4]	(0.25)[5]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.88	0.98	0.85
1.
Expense information has been restated to reflect current contractual rates.
2.
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3.
The Investment Adviser is contractually obligated to limit expenses to 1.16%, 1.91%, 0.85%, 1.41%, 0.85%, and 0.91% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through March 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Fund pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
4.
The Investment Adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, and 0.98% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board. Any amounts previously waived or reimbursed by a Target Fund pursuant to this obligation are not subject to recoupment by the Investment Adviser following the applicable Reorganization.
5.
The Investment Adviser is contractually obligated to limit expenses to 1.10%, 1.85%, 0.85%, 0.85%, and 0.85% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
6.
Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund in the Reorganizations.
Pro Forma Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

		Global Income & Growth Fund Pro Forma if only GDP Fund Reorganization is Approved	Global Income & Growth Fund Pro Forma if only Global Perspectives Fund Reorganization is Approved	Global Income & Growth Fund Pro Forma if both Reorganizations are approved
Class A1
Management Fees	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.28	0.31	0.25
Total Annual Fund Operating Expenses	%	1.28	1.31	1.25
Waivers and Reimbursements	%	(0.18)[2]	(0.21)[2]	(0.15)[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.10	1.10	1.10
Class C

		Global Income & Growth Fund Pro Forma if only GDP Fund Reorganization is Approved	Global Income & Growth Fund Pro Forma if only Global Perspectives Fund Reorganization is Approved	Global Income & Growth Fund Pro Forma if both Reorganizations are approved
Management Fees	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00	1.00	1.00
Other Expenses	%	0.28	0.31	0.25
Total Annual Fund Operating Expenses	%	2.03	2.06	2.00
Waivers and Reimbursements	%	(0.18)[2]	(0.21)[2]	(0.15)[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.85	1.85	1.85
Class I
Management Fees	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.21	0.27	0.19
Total Annual Fund Operating Expenses	%	0.96	1.02	0.94
Waivers and Reimbursements	%	(0.11)[2]	(0.17)[2]	(0.09)[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85	0.85	0.85
Class R6
Management Fees	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.18	0.20	0.17
Total Annual Fund Operating Expenses	%	0.93	0.95	0.92
Waivers and Reimbursements	%	(0.08)[2]	(0.10)[2]	(0.07)[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85	0.85	0.85
Class W
Management Fees	%	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.28	0.31	0.25
Total Annual Fund Operating Expenses	%	1.03	1.06	1.00
Waivers and Reimbursements	%	(0.18)[2]	(0.21)[2]	(0.15)[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85	0.85	0.85
1.
Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund in the Reorganizations.
2.
The Investment Adviser is contractually obligated to limit expenses to 1.10%, 1.85%, 0.85%, 0.85%, and 0.85% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
Expense Example
These Examples are intended to help you compare the cost of investing in shares of a Fund with the costs of investing in other mutual funds. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples assume that you invest $10,000 in a Fund for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the applicable Fund’s operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		GDP Fund				Global Perspectives Fund				Global Income & Growth Fund
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	Sold or Held	$684	913	1,161	1,871	693	973	1,273	2,125	681	955	1,249	2,085
Class C	Sold	$291	591	1,016	2,201	301	653	1,130	2,450	288	634	1,106	2,411

		GDP Fund				Global Perspectives Fund				Global Income & Growth Fund
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class C	Held	$191	591	1,016	2,201	201	653	1,130	2,450	188	634	1,106	2,411
Class I	Sold or Held	$87	276	480	1,071	100	329	577	1,287	87	314	560	1,265
Class R1	Sold or Held	$140	437	755	1,657	151	500	872	1,920	N/A	N/A	N/A	N/A
Class R6	Sold or Held	$87	273	476	1,060	N/A	N/A	N/A	N/A	87	297	525	1,179
Class W	Sold or Held	$90	281	488	1,084	100	344	608	1,361	87	325	582	1,318
1.
Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund in the Reorganizations.

		Global Income & Growth Fund Pro Forma if only GDP Fund Reorganization is Approved				Global Income & Growth Fund Pro Forma if only Global Perspectives Fund Reorganization is Approved				Global Income & Growth Fund Pro Forma if both Reorganizations are Approved
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A1	Sold or Held	$681	941	1,221	2,016	681	947	1,233	2,046	681	935	1,208	1,987
Class C	Sold	$288	619	1,077	2,344	288	625	1,089	2,373	288	613	1,064	2,315
Class C	Held	$188	619	1,077	2,344	188	625	1,089	2,373	188	613	1,064	2,315
Class I	Sold or Held	$87	295	520	1,168	87	308	547	1,232	87	291	511	1,146
Class R6	Sold or Held	$87	288	507	1,136	87	293	516	1,157	87	286	502	1,125
Class W	Sold or Held	$87	310	551	1,243	87	316	564	1,275	87	303	538	1,211
1.
Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund in the Reorganizations.
The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect a Fund’s performance.
During the most recent fiscal year ended October 31, 2023, GDP Fund’s portfolio turnover rate was 34% of the average value of its portfolio and Global Perspectives Fund’s portfolio turnover rate was 113% of the average value of its portfolio. During the fiscal year ended May 31, 2023, Global Income & Growth Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Fund’s principal investment strategies are described in more detail in the table below. Each of the principal investment strategies include global exposure to both equity securities and fixed income instruments, and each Fund is assigned to the Global Allocation Morningstar category. A key difference in the Funds’ principal investments strategies is that the manner in which the Funds obtain their investment exposure. In particular, Global Income & Growth Fund principally invests its assets directly in the securities of individual companies (such as stocks and bonds), while each of GDP Fund and Global Perspectives Fund principally invests its assets in underlying funds that, in turn, invest directly in securities (such as stocks and bonds). While Global Income & Growth Fund obtains its exposure directly and each of GDP Fund and Global Perspectives Fund obtains its exposure indirectly, the Investment Adviser does not believe there are any material differences in the underlying economic exposures of the Funds' investments. Another key difference is that Global Income & Growth Fund invests more heavily in fixed income instruments than GDP Fund and Global Perspectives Fund.
	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Investment Strategies
The Fund seeks to achieve its investment
objectives by combining a managed
payment policy (the “Managed Payment
Policy”) with a strategic allocation to a
diversified portfolio of other funds
(collectively, the “Underlying Funds”)
invested in: global equity; debt, which
may include floating rate loans and
emerging markets debt; and real estate
securities and real estate investment

Under normal market conditions, the
sub-adviser (the “Sub-Adviser”) invests
the assets of the Fund in a combination
of other funds (collectively, the “Underlying
Funds”) that, in turn, invest directly in
securities (such as stocks and bonds).
The Underlying Funds will typically invest
in the securities of issuers in a number
of different countries, one of which may
be the U.S. Generally, and subject to the

Under normal circumstances, the Fund
invests directly or indirectly (including
through derivatives) at least 80% of its
net assets (plus borrowings for
investment purposes) in investments that
the sub-adviser (the “Sub-Adviser”)
believes have potential for income,
growth, or both. For purposes of this 80%
policy, income-producing investments
include any investments or instruments

GDP Fund	Global Perspectives Fund	Global Income & Growth Fund

trusts (“REITS”). The Underlying Funds
may or may not be affiliated with the
Investment Adviser. The Underlying Funds
will invest in the securities of issuers
in a number of different countries, one
of which may be the U.S.
The Fund normally invests at least 65%
of its assets in Underlying Funds affiliated
with the Investment Adviser; the
sub-adviser (the “Sub-Adviser”) may, in
its discretion, invest up to 35% of the
Fund’s assets in Underlying Funds that
are not affiliated with the Investment
Adviser, including exchange-traded funds
(“ETFs”), to make tactical allocations
and/or to gain exposure to equity
securities, debt instruments or alternative
strategies.
The Managed Payment Policy is designed
to provide to holders of a share class
of the Fund 12 level monthly payments
throughout each calendar year. The
Sub-Adviser in its discretion and with
assistance from the Investment Adviser,
will determine a new annual payment rate
(the “Annual Payment Rate”) each
January for the coming calendar year
based on the Fund’s objectives, as well
as the Sub-Adviser’s assessment of the
market environment and its asset
allocation views. Based on the Annual
Payment Rate for a year, the Fund will
determine a monthly payment amount
for each share class of the Fund; the
payments will differ among the classes
based on the expense structures of the
classes and the number of shares of the
share class. The annual rate at which
the Fund will make payments with respect
to any share class is expected to range
between 3.25% and 6.75%. During the
calendar year 2024, the Fund will make
a level monthly payment of $0.038 per
share for Class A shares, $0.034 per
share for Class C shares, $0.040 per
share for Class I shares, $0.036 per
share for Class R shares, $0.040 per
share for Class R6 shares, and $0.040
per share for Class W shares based on
Annual Payment Rates of 6.50% for Class
A shares, 5.60% for Class C shares,
6.81% for Class I shares, 6.15% for Class
R shares, 6.81% for Class R6 shares,
and 6.75% for Class W shares. Because
the Fund is expected to make level
monthly payments, the amount of the
Fund’s distributions to a share class in
respect of any period may exceed the
amount of the Fund’s income and gains
for that period. In that case, some or
all of the Fund’s distributions will
constitute a return of capital to
shareholders. Historically, a substantial
portion of the Fund’s distributions has
included a return of capital.
The Fund uses a proprietary asset
allocation strategy to determine the
percentage of the Fund’s net assets to

below, approximately 60% of the Fund's
net assets will be allocated to Underlying
Funds that predominantly invest in equity
securities, and approximately 40% of the
Fund's net assets will be allocated to
Underlying Funds that predominantly
invest in debt instruments, including U.S.
government securities and money market
instruments (the “Target Allocation”). The
percentage weight of the Fund's assets
invested in Underlying Funds that
predominantly invest in equity securities
will change over time and may be
decreased to approximately 30% and the
percentage weight of the Fund's assets
invested in Underlying Funds that
predominantly invest in debt instruments
will change over time and may be
increased to approximately 70% (the
“Defensive Allocation”), as described
below.
The Fund normally invests at least 80%
of its total assets in Underlying Funds
affiliated with the Investment Adviser,
although the Sub-Adviser may, in its
discretion, invest up to 20% of the Fund’s
total assets in Underlying Funds that are
not affiliated with the Investment Adviser,
including exchange-traded funds (“ETFs”).
The Fund’s compliance with the specified
allocations is measured by reference to
an Underlying Fund’s predominate
investments as indicated by its principal
investment strategies; actual exposure
to equities or debt instruments will vary,
including to the extent an Underlying Fund
is not substantially invested in accordance
with its principal investment strategies.
The Underlying Funds provide exposure
to a wide range of traditional asset
classes which include stocks, bonds, and
cash, and non-traditional asset classes
(also known as alternative strategies)
which include real estate-related
securities, including real estate
investment trusts (“REITs”).
The equity securities in which the
Underlying Funds may invest include, but
are not limited to: domestic and
international stocks of companies of any
market capitalization; emerging market
securities; and domestic and international
real estate securities, including REITs.
The debt instruments in which the
Underlying Funds may invest include, but
are not limited to: domestic and
international short-, intermediate- and
long-term bonds; high-yield debt
instruments rated below investment grade
(commonly referred to as “junk bonds”);
and debt instruments without limitations
on maturity.
Except as described below, the
Sub-Adviser uses a rules-based
investment strategy to determine the
allocation among Underlying Funds that
invest in equity securities and debt
instruments. The proportion of assets

that pay dividends and/or interest,
whether in cash or in kind; that generate
premiums; that are issued at a discount;
or that otherwise generate or result in
income for the Fund. Growth means
investments that are expected to generate
capital appreciation in excess of the initial
investment.
The Fund invests its assets (expressed
as a percentage of its net assets) across
asset classes approximately as follows
(the “Target Allocation”): 33% in high-yield
securities (excluding convertible
securities), 33% in convertible securities
(regardless of any credit rating assigned
to the security), and 33% in equity
securities and/or written call options.
This allocation is a target, and the Fund's
allocation could change substantially due
to portfolio manager decisions or as the
investments’ asset values change due
to market movements. On an ongoing
basis, the actual mix of the Fund’s assets
may deviate from the Target Allocation.
The Fund's Target Allocation may be
changed, at any time, by the Sub-Adviser.
The Fund invests in securities of issuers
in a number of different countries,
including the U.S. The Fund may invest
in the securities of issuers located in
developing and emerging market
countries, including securities of such
issuers that are traded on a U.S. stock
exchange, and in American Depositary
Receipts, when consistent with the Fund’s
investment objective. Countries with
developing and emerging markets include
most countries in the world except
Australia, Canada, Hong Kong, Israel,
Japan, New Zealand, the United Kingdom,
the United States, and most of the
countries of western Europe. Securities
may be denominated in foreign (non-U.S.)
currencies or in U.S. dollars. The Fund
may hedge its exposure to securities
denominated in foreign (non-U.S.)
currencies.
The Sub-Adviser identifies companies by
utilizing a fundamental, bottom-up
research process that seeks to facilitate
early identification of issuers that the
Sub-Adviser believes demonstrate the
ability to improve their fundamental
characteristics. The Sub-Adviser then
determines which asset class it believes
has the potential to provide the optimal
total return opportunity, subject to market
conditions. For purposes of the Fund’s
investments in high-yield securities,
“high-yield securities” are securities rated
Ba or below by Moody’s Investors Service,
Inc. or BB or below by S&P Global Ratings
or Fitch Ratings (sometimes referred to
as “junk bonds”).
The Fund may invest in issuers of any
market capitalization. In addition to
publicly-traded equity securities, the Fund
may invest a significant portion of its

GDP Fund	Global Perspectives Fund	Global Income & Growth Fund

invest in each of the Underlying Funds
(the “Target Allocations”). Under normal
conditions, approximately 68% of the
Fund’s net assets will be allocated to
Underlying Funds investing in equity
securities and approximately 32% of the
Fund’s net assets will be allocated to
Underlying Funds investing in debt
instruments, including floating rate loans
and emerging markets debt. As these
are Target Allocations, the actual
allocations of the Fund’s assets will
deviate from the percentages shown. The
Target Allocations are measured with
reference to the principal strategies of
the Underlying Funds; actual exposures
to equity securities and debt instruments
will vary from the Target Allocations if
an Underlying Fund is not substantially
invested in accordance with its principal
strategy.
The Sub-Adviser seeks to diversify the
Fund’s equity holdings by including
Underlying Funds that invest in companies
of all market capitalizations, that invest
using a growth style, a value style, or a
blend and that invest in companies in
developed countries and countries with
emerging securities markets, and
Underlying Funds that invest in real estate
securities. When investing in Underlying
Funds, the Sub-Adviser takes into account
a wide variety of factors and
considerations, including among other
things the investment strategy employed
in the management of a potential
Underlying Fund, and the extent to which
an Underlying Fund’s investment adviser
considers environmental, social, and
governance (“ESG”) factors as part of
its investment process. The manner in
which an investment adviser uses ESG
factors in its investment process will be
only one of many considerations in the
Sub-Adviser’s evaluation of any potential
Underlying Fund, and the extent to which
the consideration of ESG factors by an
investment adviser will affect the
Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on
the analysis and judgment of the
Sub-Adviser.
The debt portion of the Fund will invest
in Underlying Funds that invest in both
investment grade securities and
non-investment grade debt instruments
(commonly known as “junk bonds”). The
investment grade debt instruments will
have a dollar-weighted average duration
between two and ten years. Duration is
the most commonly used measure of
risk in debt investments as it incorporates
multiple features of the debt instrument
(e.g., yield, coupon, maturity, etc.) into
one number. Duration is a measure of
sensitivity of the price of a debt
instrument to a change in interest rates.
Duration is a weighted average of the

allocated to Underlying Funds that are
predominantly invested in equity securities
and those that are predominantly invested
in debt instruments is determined as
of each calendar quarter. Within the broad
equity and debt asset classes, the Fund
will seek to maintain approximately equal
weights across each Underlying Fund in
the asset class. No adjustments to the
Target Allocation or Defensive Allocation
will be made between quarterly allocation
dates. As soon as practicable following
the end of each calendar quarter, the
Sub-Adviser will compare the aggregate
earnings of the companies in the S&P
500® Index (the “Index”) for the most
recent calendar quarter to the aggregate
earnings of the companies in the Index
for the previous year's corresponding
calendar quarter. If the aggregate
earnings for the most recent calendar
quarter are more than 110% of the
aggregate earnings for the companies
in the Index for the previous year's
corresponding calendar quarter, the Fund
will seek exposure consistent with the
Target Allocation described above as soon
as reasonably practicable. If the aggregate
earnings for the most recently completed
calendar quarter are less than 90% of
the reported aggregate earnings for the
previous year's corresponding calendar
quarter, the Fund will seek exposure
consistent with the Defensive Allocation
described above as soon as reasonably
practicable. In the event that the
year-over-year change in the calendar
quarter’s aggregate earnings is within
90% and 110% of the previous year’s
corresponding calendar quarter, the
Sub-Adviser has the discretion to consider
other fundamental factors and invest in
accordance with either the Defensive or
Target Allocation described above as soon
as practicable.
When investing in Underlying Funds, the
Sub-Adviser takes into account a wide
variety of factors and considerations,
including among other things the
investment strategy employed in the
management of a potential Underlying
Fund, and the extent to which an
Underlying Fund’s investment adviser
considers environmental, social, and
governance (“ESG”) factors as part of
its investment process. The manner in
which an investment adviser uses ESG
factors in its investment process will be
only one of many considerations in the
Sub-Adviser’s evaluation of any potential
Underlying Fund, and the extent to which
the consideration of ESG factors by an
investment adviser will affect the
Sub-Adviser’s decision to invest in an
Underlying Fund, if at all, will depend on
the analysis and judgment of the
Sub-Adviser.
The Sub-Adviser intends to rebalance the

assets in private placement securities
(including Rule 144A and Regulation S
securities). The Fund may also employ
a strategy of writing call options on
common stocks to seek to enhance the
Fund’s distributions and reduce overall
portfolio risk.
The Fund may invest in synthetic
convertible instruments by combining
debt instruments with a basket of
warrants, or options or other derivatives
that together produce the economic
characteristics similar to a conventional
convertible security. Additionally, the Fund
may invest in structured notes or
equity-linked securities that provide
economic exposure similar to a
convertible security. Convertible preferred
securities, including mandatory and
perpetual preferred securities, may also
be used to gain convertible exposure.
From time to time, the Fund may also
acquire warrants, options, or equity
securities as a result of company
restructurings. The Fund may also invest
in other derivative instruments, including,
but not limited to, foreign currency
exchange contracts, options, and stock
index futures contracts.
The Fund may invest in other investment
companies, including exchange-traded
funds (“ETFs”), to the extent permitted
under the Investment Company Act of
1940, as amended, and the rules and
regulations thereunder, and under the
terms of applicable no-action relief or
exemptive orders granted thereunder (the
“1940 Act”).
In evaluating investments for the Fund,
the Sub-Adviser takes into account a wide
variety of factors and considerations to
determine whether any or all of those
factors or considerations might have a
material effect on the value, risks, or
prospects of an investment. Among the
factors considered, the Sub-Adviser
expects typically to take into account
environmental, social, and governance
(“ESG”) factors in considering potential
investments where the Sub-Adviser
believes one or more of those factors
might have such an effect. In considering
ESG factors, the Sub-Adviser intends to
rely primarily on factors identified through
its proprietary empirical research and
on third-party evaluations of an issuer’s
ESG standing. ESG factors will be only
one of many considerations in the
Sub-Adviser’s evaluation of any potential
investment; the extent to which ESG
factors will affect the Sub-Adviser’s
decision to invest in a company, if at all,
will depend on the analysis and judgment
of the Sub-Adviser.
The Sub-Adviser may sell securities for
a variety of reasons, such as to secure
gains, limit losses, or redeploy assets
into opportunities believed to be more

GDP Fund	Global Perspectives Fund	Global Income & Growth Fund

times that interest payments and the
final return of principal are received. The
weights are the amounts of the payments
discounted by the yield-to-maturity of the
debt instrument. Duration is expressed
as a number of years. The bigger the
duration number, the greater the
interest-rate risk or reward for the debt
instrument prices. For example, the price
of a bond with an average duration of
5 years would be expected to fall
approximately 5% if interest rates rose
by 1%. Conversely, the price of a bond
with an average duration of 5 years would
be expected to rise approximately 5%
if interest rates drop by 1%.
The Fund may also allocate assets to
non-traditional asset classes (also known
as alternative strategies), which include
commodities.
The Fund will be rebalanced periodically
to return to the Target Allocations. The
Fund’s Target Allocations may be
changed, at any time, in accordance with
the Fund’s asset allocation process. The
Fund will periodically deviate from the
Target Allocations based on an
assessment of the current market
conditions or other factors. Generally,
the deviations would be expected to fall
in the range of +/- 10% of the Fund's
net asset value, relative to the current
Target Allocations. The Sub-Adviser may
determine, in light of market conditions
or other factors, to deviate by a wider
margin in order to protect the Fund,
achieve its investment objective, or to
take advantage of particular
opportunities.
The Sub-Adviser may seek to enhance
returns and/or moderate volatility by
exercising strategies that use derivative
instruments, which may include forward
foreign currency exchange contracts,
futures (including broad based indices,
equities, commodities, currencies, and
bonds), swaps (including interest rate
swaps, total return swaps, and credit
default swaps), and options on any of
the previously mentioned asset class or
instruments, including ETFs and single
stocks. The Sub-Adviser may also take
a defensive cash position. The
Sub-Adviser may also use derivatives as
a substitute for taking a position in the
underlying asset, to earn income, and
to assist in managing cash.

Fund's asset allocations on at least a
quarterly basis, but it may rebalance more
frequently as deemed appropriate to
attain the Target Allocation or Defensive
Allocation for the Fund. The Target and
Defensive Allocations, however, are
targets, and the Fund's asset allocations
could change substantially as the value
and the holdings of the Underlying Funds
change.
promising, among others. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect a Fund’s or an Underlying Fund’s performance or cause a Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
With respect to GDP Fund and Global Perspectives Fund, the value of your investment in either Fund changes with the values of the Underlying Funds and their investments. These Funds are exposed to most of the principal risks indirectly through investments by the Underlying Funds, and in some cases only through such investments. Unless stated otherwise, in the risk disclosures below, descriptions of investments or activities by “the Fund” and related risks refer to investments or activities by the Funds or by the Underlying Funds, as the case may be. Similarly, a reference to “the Investment Adviser” or to “the Sub-Adviser” is to the entity responsible for the investments in question, whether by the Funds or by the Underlying Funds.
The Funds are subject to the following principal risks (either directly or through investments in one or more of the Underlying Funds). The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Affiliated Underlying Funds: The Sub-Adviser’s selection of Underlying
Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the Sub-Adviser and its affiliates will vary depending on the Underlying Funds it selects for the Fund, and the Sub-Adviser will have an incentive to select the Underlying Funds
(whether or not affiliated with the Sub-Adviser) that will result in the greatest net management fee revenue or lowest costs to the
Sub-Adviser and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Fund. The Sub-Adviser may prefer to invest in an affiliated
Underlying Fund over an unaffiliated Underlying Fund because the investment may be beneficial to the Sub-Adviser in managing the affiliated Underlying Fund by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. For similar reasons, the Sub-Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in affiliated Underlying Funds, and the Sub-Adviser may implement Underlying Fund changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated
Underlying Funds. Although the Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds.
	✔	✔
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Fund invests and in choosing investments within those asset classes.
There is a risk that the manager may allocate assets or investments to or within an asset class that underperforms compared to other asset classes or investments. The Fund may underperform funds that allocate their assets differently than the Fund, due to differences in the relative performance of asset classes and subsets of asset classes.
	✔	✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
		✔	✔
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.
		✔	✔
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity-related investments, which may make it difficult for the Fund to sell them at a desirable price or time.
✔
Company: The price of a company’s stock could decline or
underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
	✔	✔	✔
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk. Synthetic convertible securities may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities.
✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional
performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s
performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions.
Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
✔
Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
	✔	✔	✔
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value”
(full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
✔
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the
U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
	✔	✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the
Fund and exaggerate any increase or decrease in the net asset value.
Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔		✔
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities.
Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the
Fund’s ability to execute its investment strategy may be limited.
✔
Environmental, Social, and Governance (Equity): The Sub-Adviser’s
consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of
ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information.
There is no minimum percentage of the Fund’s assets that will be invested in companies that the Sub-Adviser views favorably in light of
ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of
ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no
assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
✔
Environmental, Social, and Governance (Fixed Income): The
Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the
Fund’s assets that will be invested in obligations of issuers that the
Sub-Adviser views favorably in light of ESG factors, and the
Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of
ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Environmental, Social, and Governance (Funds-of-Funds): The
Sub-Adviser’s consideration of ESG factors in selecting Underlying
Funds for investment by the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Fund’s assets that will be allocated to Underlying Funds on the basis of ESG factors, and the
Sub-Adviser may choose to select Underlying Funds on the basis of factors or considerations other than ESG factors. It is possible that the Fund will have less exposure to ESG-focused strategies than other comparable mutual funds. There can be no assurance that an
Underlying Fund selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential Underlying Fund, and such an
Underlying Fund may, in fact, underperform other potential Underlying
Funds.
	✔	✔
Equity-Linked Notes: An equity-linked note (“ELN”) is an investment whose value is based on the value of a single equity security, basket of equity securities, or an index of equity securities (each, an
“underlying equity”). Although ELNs are not a direct investment in the underlying equity, ELNs are subject to the market risk associated with their underlying equity and the price of ELNs may not correlate with the underlying equity. As a result, an investment in an ELN may result in significant losses to the Fund, including its entire principal investment. In addition, ELNs are subject to other risks, including counterparty risk, credit risk, liquidity risk, and market risk.
✔
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws.
Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time.
Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations, and may limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Foreign (Non-U.S.) Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other
governments and supranational organizations. Markets and
economies throughout the world are becoming increasingly
interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
	✔	✔	✔
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
	✔		✔
High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative.
Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔	✔
Index Strategy (Funds-of-Funds): An Underlying Fund (or a portion of the Underlying Fund) that seeks to track an index’s performance and does not use defensive positions or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market (each, an “Underlying Index Fund”). To the extent an
Underlying Index Fund’s investments track its target index, such
Underlying Index Fund may underperform other funds that invest more broadly. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund. The correlation between an Underlying Index Fund’s performance and index performance may be affected by the timing of purchases and redemptions of the Underlying Index Fund's shares.
The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an
Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between
Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. If the Fund invests in an Underlying Index Fund with higher expenses, the Fund's performance would be lower than if the Fund had invested in an Underlying Index Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).
	✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
✔
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments.
The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this
Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the
Fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the
Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve
Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.
	✔	✔	✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund.
✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize artificial intelligence) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
		✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars.
	✔	✔	✔
Managed Payment: Because the Fund is expected to make monthly payments regardless of investment performance, the amount of the
Fund’s distributions in respect of any period often will exceed the amount of the Fund’s income and gains for that period. In that case, some or all of the Fund’s distributions will constitute a return of capital to shareholders. It is possible for the Fund to suffer substantial investment losses and simultaneously experience
additional asset reductions as a result of its payments to
shareholders under the Managed Payment Policy. In addition, in order to make the payments called for under the Managed Payment Policy, the Fund may have to sell portfolio securities at a time when it would not otherwise do so.
A return of capital to shareholders will decrease shareholders’ cost basis in the Fund and will affect the amount of any capital gain or loss that shareholders realize when selling or exchanging shares. A distribution constituting a return of capital is not a distribution of income or capital gains earned by the Fund and should not be confused with the Fund’s “yield” or “income.”
✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
	✔	✔	✔
Market Capitalization: Stocks fall into three broad market
capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
	✔	✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing
interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the
United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets,
generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have
created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in
Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S.
domestic banks and foreign (non-U.S.) banks have recently
experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.)
economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.)
financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
	✔	✔	✔
Option Writing: When the Fund writes a covered call option on a security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the
Fund continues to bear the risk of a decline in the value of the underlying security.
When the Fund writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s term. While the amount of the Fund’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease.
Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
✔
Preferred Stocks: Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.
✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
	✔	✔	✔
Real Estate Companies and Real Estate Investment Trusts: Investing in
real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
	✔	✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Restricted Securities: Securities that are legally restricted as to resale
(such as those issued in private placements), including securities governed by Rule 144A and Regulation S, and securities that are offered in reliance on Section 4(a)(2) of the Securities Act of 1933, as
amended, are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid, and more difficult to value than publicly-traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly-traded securities.
Certain restricted securities represent investments in smaller, less seasoned issuers, which may involve greater risk.
✔
Securities Lending: Securities lending involves two primary risks:
“investment risk” and “borrower default risk.” When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.
Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
✔
Structured Notes: Structured notes are investments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices, or other financial indicators (each, a “reference instrument”). Structured notes may entail a greater degree of market risk than other types of debt instruments because the investor also bears the risk of the reference instrument. Structured notes may be more volatile, less liquid, and more difficult to accurately price than less complex securities and other types of debt instruments. In addition, structured notes are subject to other risks, including interest rate risk, credit risk, and liquidity risk.
✔
Underlying Funds: Because the Fund invests primarily in Underlying
Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. When the Fund invests in an Underlying Fund, it is exposed indirectly to the risks of a direct investment in the Underlying Fund. If the Fund invests a significant portion of its assets in a single
Underlying Fund, it may be more susceptible to risks associated with that Underlying Fund and its investments than if it invested in a broader range of Underlying Funds. It is possible that more than one
Underlying Fund will hold securities of the same issuers, thereby increasing the Fund’s indirect exposure to those issuers. It also is possible that one Underlying Fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the Underlying Funds’ fees and expenses, in addition to the fees and expenses of the Fund itself.
	✔	✔
U.S. Government Securities and Obligations: U.S. government
securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S. government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
✔

Risks	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production.
The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values.
Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be
appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the
Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
✔

How do the Fundamental Policies of the Funds compare?
The following chart compares the fundamental policies of GDP Fund, Global Perspectives Fund, and Global Income & Growth Fund.

GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Diversification:
The Fund may not purchase securities of any
issuer if, as a result, with respect to 75% of
the Fund’s total assets, more than 5% of the
value of its total assets would be invested in
the securities of any one issuer or the Fund’s
ownership would be more than 10% of the
outstanding voting securities of any issuer,
provided that this restriction does not limit
the Fund’s investments in securities issued
or guaranteed by the U.S. government, its
agencies and instrumentalities, or
investments in securities of other registered
management investment companies.

Diversification:
The Fund may not purchase securities of
any issuer if, as a result, with respect to
75% of the Fund’s total assets, more than
5% of the value of its total assets would
be invested in the securities of any one
issuer or the Fund’s ownership would be
more than 10% of the outstanding voting
securities of any issuer, provided that this
restriction does not limit the Fund’s
investments in securities issued or
guaranteed by the U.S. government, its
agencies and instrumentalities, or
investments in securities of other
investment companies.
Diversification: Same as GDP Fund.
Concentration:
The Fund may not purchase any securities
which would cause 25% or more of the value
of its total assets at the time of purchase to
be invested in securities of one or more
issuers conducting their principal business
activities in the same industry, provided that:
(i) there is no limitation with respect to
obligations issued or guaranteed by the U.S.
government, any state or territory of the
United States, or tax exempt securities
issued by any of their agencies,
instrumentalities, or political subdivisions;
and (ii) notwithstanding this limitation or any
other fundamental investment limitation,
assets may be invested in the securities of
one or more registered management
investment companies to the extent
permitted by the 1940 Act, the rules and
regulations thereunder, and any exemptive
relief obtained by the Fund.

Concentration:
The Fund may not purchase any securities
which would cause 25% or more of the
value of its total assets at the time of
purchase to be invested in securities of
one or more issuers conducting their
principal business activities in the same
industry, provided that: (i) there is no
limitation with respect to obligations
issued or guaranteed by the U.S.
government, or tax exempt securities
issued by any state or territory of the
United States, or any of their agencies,
instrumentalities, or political subdivisions;
and (ii) notwithstanding this limitation or
any other fundamental investment
limitation, assets may be invested in the
securities of one or more management
investment companies to the extent
permitted by the 1940 Act, the rules and
regulations thereunder and any exemptive
relief obtained by the Fund.
Concentration: Same as GDP Fund.
Making Loans:
The Fund may not make loans, except to the
extent permitted under the 1940 Act,
including the rules, regulations,
interpretations thereunder, and any
exemptive relief obtained by the Fund.

Making Loans:
The Fund may not make loans, except to
the extent permitted under the 1940 Act,
including the rules, regulations,
interpretations, and any exemptive relief
obtained by the Fund. For the purposes of
this limitation, entering into repurchase
agreements, lending securities, and
acquiring debt securities are not deemed
to be making of loans.
Making Loans: Same as GDP Fund.
Issuing Senior Securities: The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	Issuing Senior Securities: Same.	Issuing Senior Securities: Same.

GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Purchasing or Selling Real Estate:
The Fund may not purchase or sell real
estate, except that the Fund may: (i) acquire
or lease office space for its own use; (ii)
invest in securities of issuers that invest in
real estate or interests therein; (iii) invest in
mortgage-related securities and other
securities that are secured by real estate or
interests therein; or (iv) hold and sell real
estate acquired by the Fund as a result of
the ownership of securities.
	Purchasing or Selling Real Estate: Same.	Purchasing or Selling Real Estate: Same.
Purchasing or Selling Commodities:
The Fund may not purchase or sell physical
commodities, unless acquired as a result of
ownership of securities or other instruments
(but this shall not prevent the Fund from
purchasing or selling options and futures
contracts, or from investing in securities or
other instruments backed by physical
commodities). This limitation does not apply
to foreign currency transactions including,
without limitation, forward currency
contracts.
	Purchasing or Selling Commodities: Same.	Purchasing or Selling Commodities: Same.
Borrowing:
The Fund may not borrow money, except to
the extent permitted under the 1940 Act,
including the rules, regulations,
interpretations thereunder, and any
exemptive relief obtained by the Fund.
	Borrowing: Same.	Borrowing: Same.
Underwriting Securities:
The Fund may not underwrite any issue of
securities within the meaning of the 1933
Act except when it might technically be
deemed to be an underwriter either: (i) in
connection with the disposition of a portfolio
security; or (ii) in connection with the
purchase of securities directly from the
issuer thereof in accordance with its
investment objective. This restriction shall
not limit the Fund’s ability to invest in
securities issued by other registered
management investment companies.
	Underwriting Securities: Same.	Underwriting Securities: Same.

How do the purchase, exchange, and redemption policies of the Funds compare?
The Funds have the same policies for purchasing, exchanging, and redeeming shares. Investors may purchase shares in a Fund by contacting a financial intermediary, by mail, or by wire. Investors may redeem their shares in a Fund by contacting their financial intermediary, by mail, or by telephone.
While the policies for purchasing, exchanging, and redeeming shares are the same, the shareholder eligibility requirements for Class I shares of Global Perspectives Fund differ slightly from the shareholder eligibility requirements for Class I shares of GDP Fund and Global Income & Growth Fund. The Class I shareholder eligibility requirements for each Fund are described in the table below. Please refer to your fund’s prospectus for additional information on these policies.
GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Class I shares may be purchased without a
sales charge by: (1) qualified retirement
plans such as 401(a), 401(k), or other
defined contribution plans and defined
benefit plans; (2) 529 college savings plans;
(3) insurance companies and foundations
investing for their own account; (4) wrap
programs offered by broker-dealers and
financial institutions; (5) accounts of, or
managed by, trust departments; (6)
individuals whose accounts are managed by
an investment adviser representative; (7)
employees of Voya IM who are eligible to
participate in “notional” bonus programs
sponsored by Voya IM; (8) retirement plans
affiliated with Voya Financial, Inc.; (9) Voya
Financial, Inc. affiliates for purposes of
corporate cash management; (10) other
registered investment companies; (11)
shareholders holding Class I shares of other
Voya mutual funds as of February 28, 2002,
as long as they maintain a shareholder
account; and (12) (a) investors purchasing
Class I shares through brokerage platforms
that invest in the Voya funds’ Class I shares
through omnibus accounts and have
agreements with the Distributor to offer such
shares and (b) such brokerage platforms’
omnibus accounts. An investor transacting in
Class I shares on such brokerage platforms
may be required to pay a commission and/or
other forms of compensation to the broker.

Class I shares may be purchased without
a sales charge by: (1) qualified retirement
plans such as 401(a), 401(k), or other
defined contribution plans and defined
benefit plans; (2) 529 college savings
plans; (3) insurance companies and
foundations investing for their own
account; (4) wrap programs offered by
broker-dealers and financial institutions;
(5) accounts of, or managed by, trust
departments; (6) individuals whose
accounts are managed by an investment
adviser representative; (7) employees of
Voya IM who are eligible to participate in
“notional” bonus programs sponsored by
Voya IM; (8) retirement plans affiliated
with Voya Financial, Inc.; (9) Voya
Financial, Inc. affiliates for purposes of
corporate cash management; (10) other
registered investment companies; and
(11) (a) investors purchasing Class I
shares through brokerage platforms that
invest in the Voya funds’ Class I shares
through omnibus accounts and have
agreements with the Distributor to offer
such shares and (b) such brokerage
platforms’ omnibus accounts. An investor
transacting in Class I shares on such
brokerage platforms may be required to
pay a commission and/or other forms of
compensation to the broker.

Class I shares may be purchased without a
sales charge by: (1) qualified retirement
plans such as 401(a), 401(k), or other
defined contribution plans and defined
benefit plans; (2) 529 college savings plans;
(3) insurance companies and foundations
investing for their own account; (4) wrap
programs offered by broker-dealers and
financial institutions; (5) accounts of, or
managed by, trust departments; (6)
individuals whose accounts are managed by
an investment adviser representative; (7)
employees of Voya IM who are eligible to
participate in “notional” bonus programs
sponsored by Voya IM; (8) retirement plans
affiliated with Voya Financial, Inc.; (9) Voya
Financial, Inc. affiliates for purposes of
corporate cash management; (10) other
registered investment companies; (11)
members of the Investment Adviser’s
Multi-Asset Strategies & Solutions team
purchasing shares of Voya Multi-Manager Mid
Cap Value Fund; and (12) (a) investors
purchasing Class I shares through brokerage
platforms that invest in the Voya funds’ Class
I shares through omnibus accounts and have
agreements with the Distributor to offer such
shares and (b) such brokerage platforms’
omnibus accounts. An investor transacting in
Class I shares on such brokerage platforms
may be required to pay a commission and/or
other forms of compensation to the broker.

Class R shareholders of GDP Fund and Global Perspectives Fund who receive Class A shares of Global Income & Growth Fund in connection with the Reorganizations will not be subject to the different shareholder eligibility requirements for Class A shares of Global Income & Growth Fund. Additionally, the contingent deferred sales charge (“CDSC”) assessed on certain redemptions of Class A shares will be waived for former Class R shareholders on future redemptions.
For more information on the purchase, exchange, and redemption policies of Global Income & Growth Fund, please see Appendix C.

How does the performance of the Funds compare?
The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s performance from year to year, and the tables compare each Fund’s performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Fund for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Fund’s Class A shares. Sales charges are not reflected in the bar charts. If they were, returns would be less than those shown. However, the tables include all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Fund’s past performance (before and after taxes) is no guarantee of future results.
GDP Fund
GDP Fund, previously named Voya Global Diversified Payment Fund II, is the successor to Voya Global Diversified Payment Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), a mutual fund with identical investment objectives, policies, and restrictions as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Fund was renamed “Voya Global Diversified Payment Fund” following the Reorganization Date. The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2020, 14.06% and Worst quarter: 1st 2020, -18.11%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A before taxes	%	7.93	4.28	3.30	N/A	07/01/08
After tax on distributions	%	7.03	2.77	1.85	N/A
After tax on distributions with sale	%	5.03	3.01	2.17	N/A
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
Class C before taxes	%	12.82	4.75	3.30	N/A	08/29/08
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
Class I before taxes	%	14.96	5.84	4.23	N/A	07/01/08
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
Class R before taxes	%	14.43	5.30	3.70	N/A	08/05/11
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
Class R6 before taxes	%	14.98	5.81	4.21	N/A	02/28/18
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
Class W before taxes	%	15.06	5.80	4.20	N/A	07/01/08
MSCI ACWI[1,3]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Moderate Index[2]	%	12.41	5.66	4.48	N/A
60% MSCI ACWI; 40% Bloomberg U.S. Aggregate Bond Index[3]	%	15.37	7.67	5.68	N/A
1
Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Risk® Moderate Index to the MSCI All Country World Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Moderate Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
3
The index returns for the Bloomberg U.S. Aggregate Bond Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI All Country World Index (MSCI ACWI) include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Global Perspectives Fund
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2020, 15.50% and Worst quarter: 2nd 2022, -13.35%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A before taxes	%	4.44	3.70	3.04	N/A	03/28/13
After tax on distributions	%	3.65	2.08	1.66	N/A
After tax on distributions with sale	%	2.86	2.46	1.97	N/A
MSCI ACWI[1,2]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Growth Index[2]	%	15.38	7.73	5.96	N/A
Class C before taxes	%	8.97	4.12	3.03	N/A	03/28/13
MSCI ACWI[1,2]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Growth Index[2]	%	15.38	7.73	5.96	N/A
Class I before taxes	%	11.04	5.19	3.91	N/A	03/28/13
MSCI ACWI[1,2]	%	22.20	11.72	7.93	N/A

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Growth Index[2]	%	15.38	7.73	5.96	N/A
Class R before taxes	%	10.52	4.66	3.39	N/A	03/28/13
MSCI ACWI[1,2]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Growth Index[2]	%	15.38	7.73	5.96	N/A
Class W before taxes	%	11.01	5.17	3.91	N/A	03/28/13
MSCI ACWI[1,2]	%	22.20	11.72	7.93	N/A
Bloomberg U.S. Aggregate Bond Index[1,3]	%	5.53	1.10	1.81	N/A
S&P Target Risk® Growth Index[2]	%	15.38	7.73	5.96	N/A
1
Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the MSCI All Country World Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Risk® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
3
The index returns do not reflect deductions for fees, expenses, or taxes.
Global Income & Growth Fund
Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund), previously named Voya Global Multi-Asset Fund II, is the successor to Voya Global Multi-Asset Fund, a former series of Voya Series Fund, Inc. (the “Predecessor Fund”), a mutual fund with identical investment objectives, policies, and restrictions as a result of the reorganization of the Predecessor Fund into the Fund on or about November 8, 2019 (the “Reorganization Date”). The Fund was renamed “Voya Global Multi-Asset Fund” following the Reorganization Date. The performance in the bar chart and table for Global Income & Growth Fund prior to the Reorganization Date is that of the Predecessor Fund. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.
The Fund’s performance prior to May 1, 2024 reflects returns achieved pursuant to different principal investment strategies than those that are currently being pursued by the Fund. In addition, the Fund’s performance prior to January 20, 2017 reflects returns achieved pursuant to different principal investment strategies than those that are currently being pursued by the Fund and those that were pursued by the Fund prior to May 1, 2024. If the Fund’s current strategies had been in place for those prior periods, the performance information shown would have been different.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2020, 16.06% and Worst quarter: 1st 2020, -19.27%

Average Annual Total Returns % (for the periods ended December 31, 2023)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A before taxes	%	8.31	5.11	3.87	N/A	01/20/97
After tax on distributions	%	7.54	3.58	2.69	N/A
After tax on distributions with sale	%	5.28	3.66	2.74	N/A
MSCI ACWI[1,4]	%	22.20	11.72	7.93	N/A
Bloomberg Global Aggregate Index[2,3]	%	5.72	(0.32)	0.38	N/A
MSCI World IndexSM 1,4%		23.79	12.80	8.60	N/A

		1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P Target Risk® Growth Index[4]	%	15.38	7.73	5.96	N/A
Class C before taxes	%	13.06	5.56	3.87	N/A	06/30/98
MSCI ACWI[1,4]	%	22.20	11.72	7.93	N/A
Bloomberg Global Aggregate Index[2,3]	%	5.72	(0.32)	0.38	N/A
MSCI World IndexSM 1,4%		23.79	12.80	8.60	N/A
S&P Target Risk® Growth Index[4]	%	15.38	7.73	5.96	N/A
Class I before taxes	%	15.28	6.63	4.75	N/A	01/04/95
MSCI ACWI[1,4]	%	22.20	11.72	7.93	N/A
Bloomberg Global Aggregate Index[2,3]	%	5.72	(0.32)	0.38	N/A
MSCI World IndexSM 1,4%		23.79	12.80	8.60	N/A
S&P Target Risk® Growth Index[4]	%	15.38	7.73	5.96	N/A
Class R6 before taxes	%	15.25	6.71	4.66	N/A	09/29/17
MSCI ACWI[1,4]	%	22.20	11.72	7.93	N/A
Bloomberg Global Aggregate Index[2,3]	%	5.72	(0.32)	0.38	N/A
MSCI World IndexSM 1,4%		23.79	12.80	8.60	N/A
S&P Target Risk® Growth Index[4]	%	15.38	7.73	5.96
Class W before taxes	%	15.31	6.63	4.76	N/A	08/05/11
MSCI ACWI[1,4]	%	22.20	11.72	7.93	N/A
Bloomberg Global Aggregate Index[2,3]	%	5.72	(0.32)	0.38	N/A
MSCI World IndexSM 1,4%		23.79	12.80	8.60	N/A
S&P Target Risk® Growth Index[4]	%	15.38	7.73	5.96	N/A
1
Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed one of the Fund’s primary benchmarks from the MSCI World IndexSM to the MSCI All Country World Index (MSCI ACWI) in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
2
Effective at the close of business on May 1, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index and the MSCI World IndexSM because the Bloomberg Global Aggregate Index and the MSCI World IndexSM are considered by the Investment Adviser to be more reflective of the type of securities in which the Fund invests.
3
The index returns do not reflect deductions for fees, expenses, or taxes.
4
The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
How does the management of the Funds compare?
The following table describes the management of the Funds.
	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Investment Adviser	Voya Investments, LLC	Same	Same
Management Fee (as a percentage of average daily net assets)	Direct Investments[1] 0.400% Underlying Funds[2] 0.180%	Direct Investments[3] 0.400% Underlying Funds[2] 0.200%	Direct Investments[4] 0.750% Underlying Funds[2] 0.180% Other Investments[5] 0.400%
Sub-Adviser	Voya Investment Management Co. LLC	Same	Same
Sub-Advisory Fee (as a percentage of average daily net assets)	Direct Investments[1] 0.1350% Underlying Funds[6] 0.0360%	Direct Investments[3] 0.1350% Underlying Funds[6] 0.0450%	Direct Investments[4] 0.3375% Underlying Funds[6] 0.0200% Other Investments[5] 0.1350%

	GDP Fund	Global Perspectives Fund	Global Income & Growth Fund
Portfolio Managers	Lanyon Blair, CFA, CAIA (since 05/23) Barbara Reinhard, CFA (since 05/18)	Lanyon Blair, CFA, CAIA (since 05/23) Barbara Reinhard, CFA (since 05/23)	Justin Kass, CFA (since 05/24) David Oberto (since 05/24) Ethan Turner, CFA (since 05/24) Michael Yee (since 05/24)
Distributor	Voya Investments Distributor, LLC	Same	Same
1
“Direct Investments” include but are not limited to a security issued by an investment company that is not a part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.
2
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Investment Management Agreement.
3
“Direct Investments” shall mean assets which are not Underlying Funds.
4
“Direct Investments” shall include direct interests in companies other than investment companies (e.g., stocks), securities evidencing indebtedness (e.g., bonds) that do not derive their value from another security or asset, and instruments whose value is backed by an asset. Convertible securities are considered “Direct Investments” for purposes of calculating the management fee.
5
“Other Investments” shall mean assets which are not Direct Investments or Underlying Funds.
6
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Sub-Advisory Agreement.
Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Voya IM
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 230 Park Avenue, New York, New York 10169.
The following individuals are jointly and primarily responsible for the day-to-day management of the Funds, as designated in the table above.
Lanyon Blair, CFA, CAIA, Portfolio Manager, joined Voya IM in 2015 and is Head of Manager Research and Selection for Multi-Asset Strategies and Solutions (“MASS”). He is responsible for manager research and selection activities across all asset classes for the MASS group’s multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a consultant with FactSet Research Systems where he worked closely with equity, fixed income, and real estate research teams.
Justin Kass, CFA, Senior Managing Director, Portfolio Manager, is chief investment officer, co-head of income and growth at Voya IM. He joined the firm as part of Voya's acquisition of Allianz Global Investors U.S., where he was a portfolio manager, managing director, CIO, and co-head of the U.S. income and growth strategies team with portfolio management, research and trading responsibilities for the income and strategies team. Prior to that at Allianz Global Investors U.S., Mr. Kass held portfolio manager responsibilities for the U.S. convertible strategy and was a lead portfolio manager for the income and growth strategy since its inception and was also responsible for managing multiple closed- and open-end mutual funds.
David Oberto, Portfolio Manager, joined Voya IM as part of Voya’s acquisition of Allianz Global Investors U.S., where he was a portfolio manager and director with portfolio management, research, and trading responsibilities for the income and growth strategies team. At Allianz Global Investors U.S., he served as portfolio manager for the U.S. High Yield Bond strategy and was also responsible for managing multiple closed-end and open-end mutual funds. Prior to that, Mr. Oberto was a portfolio administrator, a credit default swaps account manager and a trade-closer at Bain Capital.

Barbara Reinhard, CFA, Portfolio Manager, joined Voya IM in 2016 and is the head of asset allocation for Multi-Asset Strategies and Solutions (“MASS”). She is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, she spent 20 years at Morgan Stanley.
Ethan Turner, CFA, Portfolio Manager, joined Voya IM as part of Voya’s acquisition of Allianz Global Investors U.S., where he was an analyst and vice president with research responsibilities for the income and growth strategies team. Prior to Allianz Global Investors U.S., he was a trading assistant. Prior to that, Mr. Turner was a lead analyst covering the financial sector at Relational Investors and a financial analyst at Sunstone Hotel Investors.
Michael Yee, Portfolio Manager, joined Voya IM as part of Voya’s acquisition of Allianz Global Investors U.S., where he was a portfolio manager and managing director with portfolio management, research and trading responsibilities for the income and growth strategies team. He served as a lead portfolio manager for the income and growth strategy since inception and was responsible for managing multiple closed-end and open-end mutual funds. Prior to that at Allianz Global Investors U.S., Mr. Yee was an analyst for the global and systematic team with responsibilities focused on the U.S. large cap equity strategies and worked in global portfolio administration and client service. Prior to that, he was a financial consultant for Priority One Financial/Liberty Foundation.
Each Fund’s statement of additional information provides additional information about each applicable portfolio manager's compensation, other accounts managed by such portfolio manager, and the securities such portfolio manager owns in each of the Funds, as applicable.
The Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of the Funds. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of the Funds?
GDP Fund and Global Perspectives Fund are each organized as a series of Voya Mutual Funds, a Delaware statutory trust. Global Income & Growth Fund is organized as a series of Voya Equity Trust, a Massachusetts business trust. Each Fund is governed by a Board of Trustees consisting of the same six members. For more information on the history of the Funds, see each Fund’s Statement of Additional Information dated September 30, 2023 or February 29, 2024, as applicable, which is incorporated by reference into this Proxy Statement/Prospectus.
The key differences are described in the table below.
GDP Fund and Global Perspectives Fund	Global Income & Growth Fund
Election of Trustees:
Trustees may be elected by shareholders of at least a majority of holders of record of Interests (as defined herein) in the Trust (“Holders”)
entitled to vote, acting at a meeting, or to the extent permitted by the 1940 Act, by a majority vote of the Trustees continuing in office acting by written instrument or instruments.
Election of Trustees: Trustees must be elected by the Shareholders owning of record a plurality of the Shares voted in person or by proxy at a meeting of Shareholders.
Removal of Trustees:
Any of the Trustees may be removed with or without cause by the affirmative vote of the Holders of two-thirds of the units of interest into which the beneficial interest in the Trust each series of the Trust shall be divided from time to time (“Interests”) or, with cause, by two-thirds of the remaining Trustees (provided the aggregate number of Trustees is not less than the number required by the Declaration of Trust).
Removal of Trustees: Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Outstanding Shares.
Meetings of Shareholders:
Meetings of the Holders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Holders holding, in the aggregate, not less than 10% of the Interests, such request specifying the purpose or purposes for which such meeting is to be called.

Meetings of Shareholders:
Meetings of Shareholders may be called at any time by the President, and shall be called by the President and Secretary at the request in writing or by resolution, of a majority of Trustees, or at the written request of the holder or holders of ten percent (10%) or more of the total number of Shares then issued and outstanding of the Trust entitled to vote at such meeting.

Liquidation:
The Trust may be terminated: (i) by the affirmative vote of the Holders of not less than two-thirds of the Interests in the Trust at any meeting of the Holders; (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the Holders of not less than two-thirds of such Interests; or (iii) by the Trustees by written notice to the Holders.

Liquidation:
The Trust or any Series of the Trust may be terminated by a majority of the Trustees, or by the affirmative vote of the holders a majority of the Shares of the Trust or Series outstanding and entitled to vote, at any meeting of Shareholders.

GDP Fund and Global Perspectives Fund	Global Income & Growth Fund
Merger:
The Trust, or any series thereof, may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of its property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized by no less than a majority of the Trustees and by a vote, at a meeting of the Holders of (i) 67% or more of the outstanding Interests present or represented at such meeting, provided the Holders of more than 50% of the outstanding Interests are present or represented by proxy or (ii) more than 50% of the outstanding Interests of the Trust or such series, as the case may be, or by an instrument or instruments in writing without a meeting, consented to by the Holders of not less than 50% of the total Interests of the Trust or such series, as the case may be, and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the State of Delaware.

Merger:
The Trust or any Series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property or the property of any Series, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders of the Trust or Series called for the purpose by the affirmative vote of the holders of a majority of the
Shares of the Trust or Series voted in person or by proxy at such meeting.

Amendment of Organizational Documents:
The provisions of the Declaration of Trust (whether or not related to the rights of Holders) may be amended at any time, so long as such amendment is not in contravention of applicable law, including the
1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees). No amendment may be made which would change any rights with respect to any Interest in the Trust by reducing the amount payable thereon upon liquidation of the Trust, by repealing the limitations on personal liability of any Holder or Trustee, or by diminishing or eliminating any voting rights pertaining thereto, except with a vote, at a meeting of the Holders, of the lesser of (i)
67% or more of the outstanding Interests present or represented at such meeting, provided the Holders of more than 50% of the outstanding
Interests are present or represented by proxy or (ii) more than 50%
of the outstanding Interests. The Trustees have the power to amend the By-Laws.

Amendment of Organizational Documents:
The Declaration may be amended by a vote of the holders of a majority of the Shares of the Trust voted in person or by proxy at a meeting of Shareholders. No amendment may be made which would change any rights with respect to any Shares of the Trust or Series by reducing the amount payable thereon upon liquidation of the Trust or Series or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the
Shares of the Trust or Series outstanding and entitled to vote. Both shareholders and the Trustees have the power to amend the By-Laws.

Additional Information about the Funds
Dividends and Other Distributions
Global Perspectives Fund and Global Income & Growth Fund. Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually. From time to time a portion of a Fund’s distribution may constitute a return of capital. To comply with U.S. federal tax regulations, each Fund may also pay an additional capital gains distribution.
GDP Fund. Pursuant to the Managed Payment Policy, a portion of each monthly payment that the Fund makes will be treated as a return of capital if the Fund has not earned income or gains in an amount equal to the payment. Each month, the Fund will provide to recipients of payments a statement that estimates the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, or return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year as ordinary income, capital gains, or return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling the shares.
Purchase and Sale of Fund Shares
Shares of each Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of each Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Tax Information
Each Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

With respect to GDP Fund, under the Managed Payment Policy, certain distributions may constitute a return of capital, which will have the effect of reducing your cost basis in the Fund’s shares (but not below zero) and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling or exchanging GDP Fund shares.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each of the Funds as of June 24, 2024, and on a pro forma combined basis as of June 24, 2024, giving effect to the Reorganizations.
	GDP Fund(1)	Global Perspectives Fund(1)	Global Income & Growth Fund(1)	Pro Forma Adjustments	Global Income & Growth Fund Pro Forma(1)
Class A
Net Assets	$159,089,113	81,677,110	107,547,889	15,951,298(A)(C)	364,265,410
Shares Outstanding	23,856,374	7,949,484	9,259,970	(9,694,099)(B)	31,371,729
Net Asset Value Per Share	$6.67	10.27	11.61	-	11.61
Class C
Net Assets	$21,261,487	1,310,644	1,076,382	(5,262)(A)	23,643,251
Shares Outstanding	3,053,854	128,247	90,618	(1,282,533)(B)	1,990,186
Net Asset Value Per Share	$6.96	10.22	11.88	-	11.88
Class I
Net Assets	$67,690,700	3,022,432	18,042,641	(16,474)(A)	88,739,299
Shares Outstanding	10,246,137	292,501	1,519,018	(4,587,741)(B)	7,469,915
Net Asset Value Per Share	$6.61	10.33	11.88	-	11.88
Class R
Net Assets	$35,439	15,976,653	N/A	(16,012,092)(A)(C)	-
Shares Outstanding	5,276	1,556,231	N/A	(1,561,507)(C)	-
Net Asset Value Per Share	$6.72	10.27	N/A	-	-
Class R6
Net Assets	$272,576	N/A	876,364	(63)(A)	1,148,876
Shares Outstanding	41,283	N/A	73,488	(18,440)(B)	96,331
Net Asset Value Per Share	$6.60	N/A	11.93	-	11.93
Class W
Net Assets	$16,193,269	12,894,825	101,295	(6,908)(A)	29,182,481
Shares Outstanding	2,466,236	1,243,998	8,541	(1,258,195)(B)	2,460,581
Net Asset Value Per Share	$6.57	10.37	11.86	-	11.86
(1) The total net assets of GDP Fund, Global Perspectives Fund, and Global Income & Growth Fund as of June 24, 2024, were equal to $264,542,583, $114,881,664, and $127,644,570, respectively. The total combined assets of the Funds as of June 20, 2024 was equal to $506,979,317.
(A) Reflects pro forma adjustments as of June 24, 2024 in the amount of $89,500 for estimated one-time merger and consolidation expenses.
(B) Reflects new shares issued, net of retired shares of GDP Fund and Global Perspectives Fund. (Calculation: Net Assets ÷ NAV per share).
(C) Class R shareholders of the applicable Target Fund would receive Class A shares of Global Income & Growth Fund in the Reorganizations.
Additional Information about the Reorganizations
The Reorganization Agreements
The terms and conditions under which each proposed transaction may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below. Shareholders are encouraged to review a form of the applicable Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A and Appendix B. This summary is qualified in its entirety by reference to the Reorganization Agreements.

The Reorganization Agreements provide for: (i) the transfer, as of the Closing Date, of all of the assets of each of GDP Fund and Global Perspectives Fund, as applicable, in exchange for shares of beneficial interest of Global Income & Growth Fund and the assumption by Global Income & Growth Fund of all of GDP Fund’s and Global Perspectives Fund’s liabilities, as applicable; and (ii) the distribution of shares of Global Income & Growth Fund to shareholders of GDP Fund and Global Perspectives Fund, as applicable, as provided for in the Reorganization Agreements in complete liquidation of GDP Fund and Global Perspectives Fund.
Each shareholder of Class A, Class C, Class I, Class R6, and Class W shares of GDP Fund and Global Perspectives Fund, as applicable, will hold, immediately after the Closing, the corresponding share class of Global Income & Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of GDP Fund and Global Perspectives Fund held by that shareholder as of the close of business on the Closing Date. Shareholders of Class R shares of GDP Fund or Global Perspectives Fund will hold Class A shares of Global Income & Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of GDP Fund and Global Perspectives Fund held by that shareholder as of the close of business on the Closing Date.
While each Reorganization is not contingent on the approval of the other Reorganization, the obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval by the shareholders of each of GDP Fund and Global Perspectives Fund, as applicable, and that the applicable Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the relevant Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A and Appendix B to review the terms and conditions of the Reorganization Agreements.
Expenses of the Reorganizations
The expenses of each Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The estimated explicit expenses of each Reorganization are provided below and do not include the transition costs described in “Portfolio Transitioning” below or any internal administrative expenses incurred and payable by the Investment Adviser (or an affiliate) in notifying shareholders. The Investment Adviser will assume all costs related to a Reorganization if that Reorganization is not consummated.
The explicit expenses of the Reorganization of GDP Fund into Global Income & Growth Fund are estimated to be $228,800 and will be paid by the Investment Adviser (or an affiliate).
The explicit expenses of the Reorganization of Global Perspectives Fund into Global Income & Growth Fund are estimated to be $98,200 and will be paid by the Investment Adviser (or an affiliate).
Portfolio Transitioning
If the Reorganizations are approved by shareholders, GDP Fund and Global Perspectives Fund will align their portfolio holdings with those of Global Income & Growth Fund during the two weeks prior to the Reorganizations.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes, and will be paid by the Target Funds. The explicit transition costs for the Funds are estimated to be as follows:
•
GDP Fund: $61,500
•
Global Perspectives Fund: $28,000
All the other costs of transitioning the Funds are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Funds.
If shareholders approve the Reorganizations, from the close of business on October 11, 2024 through the close of business on October 25, 2024, GDP Fund and Global Perspectives Fund are expected to be in a “transition period.” During the transition period, GDP Fund and Global Perspectives Fund will not be pursuing their investment objectives and strategies. After the Closing Date, Voya IM, as the sub-adviser to Global Income & Growth Fund, may also sell portfolio holdings that it acquired (on behalf of Global Income & Growth Fund) from GDP Fund and Global Perspectives Fund, and Global Income & Growth Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

Tax Considerations
Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Accordingly, pursuant to this treatment, neither GDP Fund nor Global Perspectives Fund nor their shareholders, nor Global Income & Growth Fund nor its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the closing of each Reorganization, the relevant Funds will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, GDP Fund and Global Perspectives Fund will pay to shareholders a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganizations. This distribution would be taxable to shareholders that are subject to tax.
In general, after the Reorganizations, any losses of GDP Fund, Global Perspectives Fund, and Global Income & Growth Fund may be available to the combined fund, to offset its capital gains realized after the Reorganizations, although the amount of Global Income & Growth Fund’s and Global Perspectives Fund’s pre-Reorganization losses that may offset the combined fund’s capital gains in any given year may be limited due to these Reorganizations. In addition, one Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the other Funds that are “built in” at the time of the Reorganization and that exceed certain thresholds for five tax years. The ability of the combined fund to use Global Income & Growth Fund’s or GDP Fund’s or Global Perspectives Fund’s losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganizations, the benefit associated with any available capital losses will inure to the benefit of all post-Reorganization shareholders of the combined fund. Furthermore, the shareholders of each combining fund will receive a proportionate share of any unrealized gains in the other Fund’s assets, as well as any taxable gains realized by Global Income & Growth Fund, but not distributed to its shareholders prior to the Reorganizations, when such gains are eventually distributed by the combined fund.
As of June 30, 2024, Global Perspectives Fund had an estimated capital loss carryforward of $15.3 million; if the Reorganization had taken place as of such date, such capital loss carryforward would have been subject to an estimated annual limitation of $3.75 million. As of June 30, 2024, Global Income & Growth Fund did not have any capital loss carryforward. As of June 30, 2024, GDP Fund had an estimated capital loss carryforward of $30.2 million; if the Reorganization had taken place as of such date, such capital loss carryforward would not have been expected to be subject to any annual limitation. The effect of the rules described above will depend on the relative sizes and the tax situations of each Fund at the time of the Reorganization, which will differ from those on June 30, 2024, and cannot be calculated precisely prior to the Reorganization.
This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganizations in light of their individual circumstances, and as to the applicability and effect of U.S. federal, state and local and non-U.S. laws.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganizations would be in the best interests of GDP Fund and Global Perspectives Fund and their shareholders. In addition, the Board determined that the interests of the shareholders of GDP Fund and Global Perspectives Fund would not be diluted as a result of the Reorganizations.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including all of the Independent Trustees, unanimously approved each Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreements. The Board is therefore recommending that GDP Fund’s and Global Perspectives Fund’s shareholders vote “FOR” each Reorganization Agreement, as applicable.
What factors did the Board consider?
The Board met in person on May 22, 2024 to evaluate and consider the Reorganizations. As part of its review process, the Board was represented by independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser, independent legal counsel, and other information made available to it about the Funds. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratio of Global Income & Growth Fund following the Reorganizations.
Based upon their review, the Board, including all of the Independent Trustees, unanimously concluded that it was in the best interests of both Funds that the Reorganizations be approved and that the interests of each Funds’ shareholders would not be diluted as a result of the Reorganizations. In reaching their decision to approve the Reorganizations, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganizations, considered a variety of factors, including without limitation the following:

GDP Fund
•
An analysis of Voya IM as sub-adviser of each Fund;
•
A presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;
•
The Investment Adviser’s analysis of potential alternative funds that could have served as a merger partner for GDP Fund other than Global Income & Growth Fund, as well as other alternatives to a merger to address performance concerns with GDP Fund;
•
The fact that GDP Fund invests primarily in Underlying Funds, that in turn invest directly in individual securities;
•
The performance of Global Income & Growth Fund, formerly Voya Global Multi-Asset Fund, under its prior investment strategy, as compared to the performance of GDP Fund in the year-to-date, one-year, three-year, five-year and ten-year time periods;
•
The performance of GDP Fund as compared to its Morningstar peer group and the performance of Global Income & Growth Fund as compared to its Morningstar peer group;
•
The fact that although GDP Fund shareholders will experience an increase in the management fee rate following the Reorganization, the increase will be offset by the elimination of acquired fund fees and expenses following the Reorganization because Global Income & Growth Fund obtains its investment exposure principally through direct investment in individual securities rather than investments in underlying funds like GDP Fund;
•
The fact that GDP Fund shareholders will experience lower or the same net expense ratios following the Reorganization;
•
The differences in the investment objectives of each Fund;
•
The similarities in the investment strategies of each Fund;
•
The significantly larger combined asset size of the two Funds, which would be likely to (A) result in a reduction in expenses for the benefit of current shareholders of both Funds; and/or (B) provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Funds;
•
The Investment Adviser’s representations of how the direct or indirect costs relating to the Reorganization itself, as well as any implicit transaction costs, will be borne across the Investment Adviser and the Funds;
•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
The expected tax consequences of the Reorganization to GDP Fund and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of GDP Fund.
Global Perspectives Fund
•
An analysis of Voya IM as sub-adviser of each Fund;
•
A presentation from the Investment Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds;
•
The Investment Adviser’s analysis of potential alternative funds that could have served as a merger partner for Global Perspectives Fund other than Global Income & Growth Fund, as well as other alternatives to a merger to address performance concerns with Global Perspectives Fund;
•
The fact that Global Perspectives Fund invests primarily in Underlying Funds, that in turn invest directly in individual securities;
•
The performance of Global Income & Growth Fund, formerly Voya Global Multi-Asset Fund, under its prior investment strategy, as compared to the performance of Global Perspectives Fund in the year-to-date, one-year, three-year, five-year and ten-year time periods;
•
The performance of Global Perspectives Fund as compared to its Morningstar peer group and the performance of Global Income & Growth Fund as compared to its Morningstar peer group;
•
The fact that although Global Perspectives Fund shareholders will experience an increase in the management fee rate following the Reorganization, the increase will be offset by the elimination of acquired fund fees and expenses following the Reorganization because Global Income & Growth Fund obtains its investment exposure principally through direct investment in individual securities rather than investments in underlying funds like Global Perspectives Fund;
•
The fact that Global Perspectives Fund shareholders will experience lower net expense ratios following the Reorganization;
•
The similarities in investment objectives of each Fund;
•
The similarities in the investment strategies of each Fund;
•
The significantly larger combined asset size of the two Funds, which would be likely to (A) result in a reduction in expenses for the benefit of current shareholders of both Funds; and/or (B) provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Funds;
•
The Investment Adviser’s representations of how the direct or indirect costs relating to the Reorganization itself, as well as any implicit transaction costs, will be borne across the Investment Adviser and the Funds;
•
The net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;

•
The expected tax consequences of the Reorganization to Global Perspectives Fund and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
The Board’s determination that the Reorganization will not dilute the interests of the shareholders of Global Perspectives Fund.
Different Trustees may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of each Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the applicable Target Fund are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of the applicable Target Fund.
What happens if shareholders do not approve a Reorganization?
If shareholders of each of GDP Fund or Global Perspectives Fund do not approve the applicable Reorganization, GDP Fund or Global Perspectives Fund, as applicable, will continue to be managed by the Investment Adviser as described in its prospectus, and the Board will determine what additional action, if any, should be taken. The Reorganizations are not contingent upon one another, meaning if a Reorganization is only approved by shareholders of one Target Fund, the Reorganization of that Target Fund will proceed independent of the other Target Fund's Reorganization.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a combined special meeting of GDP Fund’s and Global Perspectives Fund’s shareholders.
How is my proxy being solicited?
Each of GDP Fund and Global Perspectives Fund has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $68,400 which will be paid by the Investment Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of each Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.
In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a vote confirmation letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-855-200-8145. In addition to solicitation by mail, certain officers and representatives of each Fund, officers and employees of the Investment Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with GDP Fund or Global Perspectives Fund, as applicable, a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of GDP Fund and Global Perspectives Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence in person (virtually) or by proxy of shareholders entitled to cast one-third (1/3) of all the votes entitled to be cast at the meeting constitutes a quorum.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Mutual Funds and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the Reorganization proposals. Because each Reorganization proposal is non-routine, there are not expected to be any broker non-votes at the Special Meeting.
How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of GDP Fund and Global Perspectives Fund were outstanding and entitled to vote:
GDP Fund
Class	Shares Outstanding
A	23,788,454.319
C	3,012,753.867
I	10,287,756.581
R	5,304.441
R6	41,996.556
W	2,467,174.241
Total	39,603,440.005
Global Perspectives Fund
Class	Shares Outstanding
A	7,895,696.329
C	126,630.915
I	291,105.043
R	1,536,263.130
W	1,226,293.669
Total	11,075,989.086
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Director owns 1% or more of the outstanding shares of any class of GDP Fund or Global Perspectives Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any class of GDP Fund or Global Perspectives Fund.
Appendix D hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of GDP Fund, Global Perspectives Fund, or Global Income & Growth Fund.
Can shareholders submit proposals for a future shareholder meeting?
GDP Fund and Global Perspectives Fund are not required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless GDP Fund or Global Perspectives Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform GDP Fund or Global Perspectives Fund, as applicable, in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

July 26, 2024
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Equity Trust (“VET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 , on behalf of its series, Voya Global Income & Growth Fund (the “Surviving Fund”), and Voya Mutual Funds (“VMF”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Global Diversified Payment Fund (the “Disappearing Fund”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class A, Class C, Class I, Class R6, and Class W voting shares of beneficial interest of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Fund and the Surviving Fund are series of open-end, registered investment companies of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING FUND
1.1. Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Fund in respect of the share classes set forth in the table below the number of full and fractional Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
Disappearing Fund Share Class	Surviving Fund Share Class
A	A
C	C
I	I
R	A
R6	R6
W	W
1.2. The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed in distributions eligible for the dividends-paid deduction (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund’s shareholders of record with respect to its Class A, Class C, Class I, Class R, Class R6, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the corresponding class received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Fund’s shares, by the transfer of the Surviving Fund Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Fund’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Fund Shareholders”). The aggregate net asset value of Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares to be so credited to shareholders of Class A, Class C, Class I, Class R6, and Class W shares of the Disappearing Fund shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Fund of that same class owned by such shareholders on the Closing Date, and the aggregate net asset value of Class A Surviving Fund Shares to be so credited to shareholders of Class R shares of the Disappearing Fund shall, with respect to that class, be equal to the aggregate net asset value of the Disappearing Fund of Class R shares owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class C, Class I, Class R, Class R6, and Class W Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in Class A, Class C, Class I, Class R, Class R6, and Class W shares of the Disappearing Fund will represent a number of shares of the corresponding class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares in connection with such exchange.
1.5. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s investment manager on behalf of the Disappearing Fund.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.2. The net asset value of Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.3. The number of the Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class C, Class I, Class R, Class R6, and Class W shares of the Disappearing Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the corresponding class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Fund’s designated record keeping agent and shall be subject to review by the Surviving Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be October 25, 2024 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.
3.2. The Disappearing Fund shall direct The Bank of New York Mellon, as custodian for the Disappearing Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Fund’s Assets are deposited, the Disappearing Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Fund Shareholders and the number and percentage ownership of outstanding Class A, Class C, Class I, Class R, Class R6, and Class W shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Surviving Fund Shares have been credited to the Disappearing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Disappearing Fund, represents and warrants to VET as follows:
(a) The Disappearing Fund is duly organized as a series of VMF, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Amended and Restated Declaration of Trust (“Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Fund and each prospectus and statement of additional information of the Disappearing Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;
(f) The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Disappearing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Disappearing Fund, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VMF, on behalf of the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Disappearing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended October 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since October 31, 2023, there has not been any material adverse change in the Disappearing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund’s portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);
(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute, in distributions eligible for the dividends-paid deduction, all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date;
(m) The Disappearing Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;
(n) All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;
(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Disappearing Fund, and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(p) The information to be furnished by VMF, on behalf of the Disappearing Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(q) The proxy statement of the Disappearing Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(r) On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VET, VET, on behalf of the Surviving Fund, represents and warrants to VMF as follows:
(a) The Surviving Fund is duly organized as a series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET’s Amended and Restated Declaration of Trust (“Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Surviving Fund, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Fund as of and for the year ended May 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since May 31, 2023, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);
(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;
(l) All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VET, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.
5. COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
5.1. The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Fund covenants that the Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares received at the Closing.
5.9. The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VMF, on behalf of the Disappearing Fund, covenants that VMF will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VMF’s, on behalf of the Disappearing Fund’s, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b) VET’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND
The obligations of VMF, on behalf of the Disappearing Fund, to consummate the transactions provided for herein shall be subject, at VMF’s election, to the performance by VET, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VET, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VET, on behalf of the Surviving Fund shall have delivered to VMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VMF and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VMF shall reasonably request; and
6.3. VET, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Surviving Fund, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of VET, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VET’s election, to the performance by VMF, on behalf of the Disappearing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VMF, on behalf of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VMF, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VMF, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to the Surviving Fund, and (iii) copies of all relevant tax books and records;
7.3. VMF, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Disappearing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request;
7.4. VMF, on behalf of the Disappearing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Disappearing Fund, on or before the Closing Date; and
7.5. The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions qualifying for the deduction for dividends paid, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VMF, on behalf of the Disappearing Fund, or VET, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of VMF’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Surviving Fund, nor VMF, on behalf of the Disappearing Fund, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VET, on behalf of the Surviving Fund, or VMF, on behalf of the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VET and VMF substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VET and VMF. Notwithstanding anything herein to the contrary, VET and VMF may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VMF, on behalf of the Disappearing Fund, and VET, on behalf of the Surviving Fund, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Fund and the Disappearing Fund (or an affiliate of the investment manager) except that explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Fund will be borne by the Disappearing Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Fund’s prospectus and the Disappearing Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before January 31, 2025, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET and VMF; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by VMF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class C, Class I, Class R6, and Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA EQUITY TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
VOYA MUTUAL FUNDS
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the corporate property of the Surviving Fund, as the case may be, as provided in the Declaration of Trust of VMF or the Declaration of Trust of VET, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2024, by and between Voya Equity Trust (“VET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Global Income & Growth Fund (the “Surviving Fund”), and Voya Mutual Funds (“VMF”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Global Perspectives® Fund (the “Disappearing Fund”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class A, Class C, Class I, and Class W voting shares of beneficial interest of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Fund and the Surviving Fund are series of open-end, registered investment companies of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and
WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING FUND
1.1. Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Fund in respect of the share classes set forth in the table below the number of full and fractional Class A, Class C, Class I, and Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
Disappearing Fund Share Class	Surviving Fund Share Class
A	A
C	C
I	I
R	A
W	W
1.2. The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed in distributions eligible for the dividends-paid deduction (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund’s shareholders of record with respect to its Class A, Class C, Class I, Class R, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the corresponding class received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Fund’s shares, by the transfer of the Surviving Fund Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Fund’s shares as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Fund Shareholders”). The aggregate net asset value of Class A, Class C, Class I, and Class W Surviving Fund Shares to be so credited to shareholders of Class A, Class C, Class I, and Class W shares of the Disappearing Fund shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Fund of that same class owned by such shareholders on the Closing Date, and the aggregate net asset value of Class A Surviving Fund Shares to be so credited to shareholders of Class R shares of the Disappearing Fund shall, with respect to that class, be equal to the aggregate net asset value of the Disappearing Fund of Class R shares owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class C, Class I, Class R, and Class W Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in Class A, Class C, Class I, Class R, and Class W shares of the Disappearing Fund will represent a number of shares of the corresponding class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class A, Class C, Class I, and Class W Surviving Fund Shares in connection with such exchange.
1.5. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s investment manager on behalf of the Disappearing Fund.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.2. The net asset value of Class A, Class C, Class I, and Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.3. The number of the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class C, Class I, Class R, and Class W shares of the Disappearing Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the corresponding class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Fund’s designated record keeping agent and shall be subject to review by the Surviving Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be October 25, 2024 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.
3.2. The Disappearing Fund shall direct The Bank of New York Mellon, as custodian for the Disappearing Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Fund’s Assets are deposited, the Disappearing Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Fund Shareholders and the number and percentage ownership of outstanding Class A, Class C, Class I, Class R, and Class W shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Surviving Fund Shares have been credited to the Disappearing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Disappearing Fund, represents and warrants to VET as follows:
(a) The Disappearing Fund is duly organized as a series of VMF, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Amended and Restated Declaration of Trust (“Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Fund and each prospectus and statement of additional information of the Disappearing Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;
(f) The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Disappearing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Disappearing Fund, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VMF, on behalf of the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Disappearing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended October 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since October 31, 2023, there has not been any material adverse change in the Disappearing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund’s portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);
(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute, in distributions eligible for the dividends-paid deduction, all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date;
(m) The Disappearing Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;
(n) All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;
(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Disappearing Fund, and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(p) The information to be furnished by VMF, on behalf of the Disappearing Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(q) The proxy statement of the Disappearing Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(r) On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VET, VET, on behalf of the Surviving Fund, represents and warrants to VMF as follows:
(a) The Surviving Fund is duly organized as a series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET’s Amended and Restated Declaration of Trust (“Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Surviving Fund, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Fund as of and for the year ended May 31, 2023 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since May 31, 2023, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);
(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;
(l) All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VET, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.
5. COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
5.1. The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Fund covenants that the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class C, Class I, and Class W Surviving Fund Shares received at the Closing.
5.9. The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VMF, on behalf of the Disappearing Fund, covenants that VMF will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VMF’s, on behalf of the Disappearing Fund’s, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b) VET’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND
The obligations of VMF, on behalf of the Disappearing Fund, to consummate the transactions provided for herein shall be subject, at VMF’s election, to the performance by VET, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VET, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VET, on behalf of the Surviving Fund shall have delivered to VMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VMF and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VMF shall reasonably request; and
6.3. VET, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Surviving Fund, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of VET, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VET’s election, to the performance by VMF, on behalf of the Disappearing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VMF, on behalf of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VMF, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VMF, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to the Surviving Fund, and (iii) copies of all relevant tax books and records;
7.3. VMF, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Disappearing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request;
7.4. VMF, on behalf of the Disappearing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Disappearing Fund, on or before the Closing Date; and
7.5. The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions qualifying for the deduction for dividends paid, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VMF, on behalf of the Disappearing Fund, or VET, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of VMF’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Surviving Fund, nor VMF, on behalf of the Disappearing Fund, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VET, on behalf of the Surviving Fund, or VMF, on behalf of the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VET and VMF substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VET and VMF. Notwithstanding anything herein to the contrary, VET and VMF may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VMF, on behalf of the Disappearing Fund, and VET, on behalf of the Surviving Fund, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Fund and the Disappearing Fund (or an affiliate of the investment manager) except that explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Fund will be borne by the Disappearing Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Fund’s prospectus and the Disappearing Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1)(F) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before January 31, 2025, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET and VMF; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by VMF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA EQUITY TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
VOYA MUTUAL FUNDS
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the corporate property of the Surviving Fund, as the case may be, as provided in the Declaration of Trust of VMF or the Declaration of Trust of VET, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX C: ADDITIONAL INFORMATION REGARDING VOYA GLOBAL INCOME & GROWTH FUND
For purposes of this Appendix C, references to “the Fund” refer to Global Income & Growth Fund and references to “the SAI” refer to the Fund’s Statement of Additional Information dated September 30, 2023, as supplemented.
Management Fee
The Investment Adviser receives an annual fee for its services to the Fund. The fee is payable in monthly installments based on the average daily net assets of the Fund.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Fund for the fiscal year ended May 31, 2023 was 0.28% of the Fund’s average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s unaudited semi-annual annual shareholder report which covers the six-month period ended November 30, 2023.
Portfolio Holdings Information
A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Proxy Statement/Prospectus (the “SAI”). Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
Sales Charges
The Fund makes available in a clear and prominent format, free of charge, on its website, (https://individuals.voya.com/product/share-classes-and-expenses), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.
Class A Shares
This section includes important information about sales charges and sales charge reduction programs available to investors in the Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
Class A shares are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A
1
See “CDSC - Class A Shares” below.
Former Class C and Class O shareholders that were converted to Class A shares are not subject to a sales charge for the life of their account on purchases made directly with the Fund.
Shareholders that exchanged Class O shares for Class A shares of the Fund are not subject to sales charges for additional purchases of Class A shares of that Fund for the life of their account.
C-1

CDSC - Class A Shares
Investments of $1,000,000 or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1,000,000 or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase. Shareholders whose Class C shares were automatically converted to Class A shares are not subject to a CDSC for the life of their account on purchases made directly with the Fund.
Class C Shares
Unless you are eligible for a waiver, if you sell your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.
Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None
To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will redeem shares that have the lowest CDSC.
There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.
CDSC on Exchange into Voya Credit Income Fund
You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into Voya Credit Income Fund. However, if you exchange into Voya Credit Income Fund and subsequently offer your common shares for repurchase by Voya Credit Income Fund, the Fund's CDSC will apply. After an exchange into Voya Credit Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares.
Reduced or Waived Front-End Sales Charges or CDSC
The sales charge and CDSC waiver categories described in this section do not apply to customers purchasing shares of the Fund through any of the financial intermediaries specified in Appendix A to this Prospectus (each a “Specified Intermediary”). In all instances, it is the investor’s responsibility to notify the Fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Different financial intermediaries may apply different sales charge or CDSC waivers. Please refer to Appendix A for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.
Investors in the Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the SAI.
You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:
•
Letter of Intent—Lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;
•
Rights of Accumulation—Lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Government Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or
•
Combination Privilege—Shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.
In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:
•
Reinstatement Privilege—If you sell Class A shares of the Fund (or shares of other Voya mutual funds managed by the Investment Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI; or
•
Purchases by Certain Accounts—Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase the Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary's prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.
C-2

See the Account Application or the SAI for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.
Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.
CDSC Waivers. If you notify the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), at the time of redemption, the CDSC for Class A and Class C shares will be waived in the following cases:
•
Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•
Redemptions for Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter.
•
Mandatory distributions from “employee benefit plans” or an IRA.
•
Reinvestment of dividends and capital gains distributions.
In addition, the CDSC will be waived on the redemption of shares held through an intermediary if the intermediary has entered into an agreement with the Distributor to waive the CDSC. If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.
Reinstatement Privilege. If you sell Class A or Class C shares of the Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SAI for more information. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
How Shares Are Priced
The Fund is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced, and the Fund will not process purchase or redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
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How to Buy Shares
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: the Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:
•
Name;
•
Date of birth (for individuals);
•
Physical residential address (although post office boxes are still permitted for mailing); and
•
Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
The Fund reserves the right to suspend the offering of shares.
Class A and Class C Shares
Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, online, and bank wire.
A shareholder’s Class C shares will automatically convert to Class A shares at net asset value (without the imposition of a sales charge) on the second calendar day of the following month in which the 8th anniversary of the issuance of the Class C shares occurs, together with a pro rata portion of all Class C shares representing dividends and other distributions paid in additional Class C shares.
Class I Shares
Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) shareholders holding Class I shares of other Voya mutual funds as of February 28, 2002, as long as they maintain a shareholder account; and (12) (a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.
Class R6 Shares
Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require the Fund or an affiliate of the Fund (including the Investment Adviser and any affiliate of the Investment Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other registered investment companies; (4) Health Savings Accounts (“HSAs”) within plan level or omnibus accounts that are held on the books of the Fund; (5) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1,000,000 minimum initial investment requirement and (b) hold interests in the Fund through a single plan level
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account held directly through the Fund and not traded through an intermediary; and (6) wrap programs offered by broker-dealers and financial institutions that have entered into an agreement with the Distributor to offer Class R6 shares and invest through an omnibus account. Such availability will be subject to management's determination of the appropriateness of investment in Class R6 shares. Notwithstanding the above, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Fund, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Fund.
Class R6 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to adviser-sold donor-advised funds.
In addition to the above investors, certain existing Class I shareholders of the Fund may exchange all of their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges.
Class W Shares
Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative; (6) retirement plans affiliated with Voya Financial, Inc.; (7) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.
In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.
Retirement Plans
The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. The Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.
Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W I1 R6	$1,000 $250,000 $1,000,000	No minimum
Retirement accounts	A/C I1 R6 W	$250 $250,000 No minimum $1,000	No minimum
Pre-authorized investment plan	A/C/W I1	$1,000 $250,000	At least $100/month
Certain omnibus accounts	A/C	$250	No minimum
1
For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.
Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

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Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.
Fill out the Account Additions form at the bottom
of your account statement and mail it along with
your check payable to Voya Investment
Management to the address on the account
statement. Please write your account number on
the check.

By Wire
Call Shareholder Services at 1-800-992-0180 to
obtain an account number and indicate your
financial intermediary on the account.
Instruct your bank to wire funds to the Fund in
the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing (US)
Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
       (Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA
15253-4480
Wire the funds in the same manner described under “Opening an Account.”
Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
How to Sell Shares
You may sell shares by using the methods outlined in the following table. Under unusual circumstances, the Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary
You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

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Selling Shares	To Sell Some or All of Your Shares
By Mail
Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone - Expedited Redemption
You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder
Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)
You may elect to make periodic withdrawals from your account on a regular basis.
 Class A and Class C
•
Your account must have a current value of at least $10,000.
•
Minimum withdrawal amount is $100.
•
You may choose from monthly, quarterly, semi-annual or annual payments.
 Class I and Class W
•
Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.
•
Minimum withdrawal amount is $1,000.
•
You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.
Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. The Fund can delay payment of the redemption proceeds for up to 7 days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the
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Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.
The Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. The Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. In such a case, the Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. Non-cash assets distributed by the Fund likely will not represent a pro rata distribution of assets held in the Fund’s portfolio. A shareholder's receipt of non-cash redemption proceeds may be less favorable to the shareholder than receipt of cash proceeds for a number of reasons, including, without limitation, costs and potential delays relating to the sale of the non-cash assets, potential illiquidity of the non-cash assets, and the potential inability of the shareholder to realize on the sale of the non-cash assets cash proceeds equal to the cash proceeds it would have received from the Fund. The Fund has no obligation to distribute non-cash assets, including in circumstances when doing so may benefit a redeeming shareholder or may reduce or eliminate transaction costs and/or the realization of capital gains that may need to be distributed to shareholders, which such distributions will be taxable to shareholders that hold their shares in a taxable account.
Telephone Orders
Neither the Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than 5 days following any such telephone transactions. If the Fund or the transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
How to Exchange Shares
Exchanges Between Voya Mutual Funds
You may exchange shares of the Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Government Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund.
If you exchange shares of the Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.
Certain existing Class I shareholders of the Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.
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Exchanges Between Classes of the Fund
You may exchange Class C and Class W shares for Class I shares within the Fund, or you may exchange Class A shares and Class I shares for any other class within the Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, or you may exchange Class C shares for Class A shares within the Fund, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange; (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.); and (3) you may not exchange Class C shares for Class A shares unless your intermediary has agreed to waive its right to receive the front-end sales charge that otherwise would be applicable to the Class A shares. Class C shares will automatically convert to Class A shares of the same Fund after they have been held for 8 years.
All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within the Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the U.S. federal, state and local, and non-U.S. tax consequences of an exchange between classes of shares within the Fund.
Exchanges between classes of shares within the Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.
An exchange of shares of the Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for U.S. federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular U.S. federal, state and local, and non-U.S. tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.
If you exchange into Voya Credit Income Fund, your ability to sell or liquidate your investment will be limited. Voya Credit Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Credit Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Credit Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Credit Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Credit Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Credit Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.
Systematic Exchange Privilege
Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.
Frequent Trading – Market Timing
The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to 7 days; rejecting all purchase orders from broker-dealers or their registered
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representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. The Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Investment Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Funds that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every 30 calendar days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:
•
Any shareholder or intermediary-initiated exchanges among any of their accounts with the Fund within 30 calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
•
Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions) by a Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion; and
•
Trades initiated by intermediaries, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive by a Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion.
The following transactions are excluded when determining whether trading activity is frequent:
•
Purchases and sales of Fund shares in the amount of $5,000 or less;
•
Transfers associated with systematic purchases or redemptions;
•
Rebalancing to facilitate fund-of-fund arrangements or the Fund's systematic exchange privileges;
•
Purchases and sales of money market funds and purchases and sales of Funds that affirmatively permit short-term trading (an exchange between a money market fund and a Fund other than a money market fund or purchases and exchanges between a Fund that permits short-term trading and another Fund would not be exempt from this policy);
•
Purchases or sales initiated by the Fund; and
•
Transactions subject to the trading policy of an intermediary that the Fund’s Investment Adviser, on behalf of a Fund, deems materially similar to the Fund's policy.
If a violation of the policy is identified, the following action shall be taken:
•
The shareholder and/or broker of record on the account(s) is notified of the violation.
•
Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for 90 calendar days from the date of the first trade. For example, if a trade occurs on February 1st, and another trade occurs on February 15th, purchase and exchange privileges would be suspended for 90 calendar days from February 1st.
•
Upon a second violation of the policy in a calendar year, purchase and exchange privileges shall be suspended for 180 calendar days from the trade date of the second violation.
•
Purchase and exchange blocks shall be placed on the account and all related accounts bearing the same tax identification number or equivalent identifier.
On the Business Day following the end of a 90- or 180-calendar day suspension, any trading restrictions placed on the account(s) shall be removed.
The Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
C-10

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Investment Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.
Payments to Financial Intermediaries
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.
Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling the Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer’s customers; or (2) 0.30% of the value of the Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.
Voya, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.
Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.
The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.
C-11

In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The top firms Voya paid to sell its mutual funds as of the last calendar year are:
Ameriprise Financial Services, LLC; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Directed Services LLC; Empower Financial Services, Inc.; Fidelity Brokerage Services, LLC; J.P. Morgan Securities, LLC; LPL Financial, LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Mid Atlantic Clearing & Settlement Corporation, Inc.; Morgan Stanley; Osaic, Inc.; Pershing, LLC; Prudential Insurance Company of America; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; Reliance Trust Company; ReliaStar Life Insurance Company of New York; Stifel Nicolaus & Company, Inc.; TD Ameritrade Clearing, Inc.; UBS Financial Services, Inc.; Voya Financial Advisers, Inc.; Voya Retirement Insurance and Annuity Company; and Wells Fargo Clearing Services, LLC.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
Class R6
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through financial intermediaries. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of the Fund. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries for assisting the Distributor in promoting the sales of the Fund's shares. In addition, neither the Fund nor its affiliates (including the Investment Adviser and any affiliate of the Investment Adviser) make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares. Notwithstanding the foregoing, affiliates of Voya, including affiliates that are intermediaries that sell Class R6 shares of the Fund, may benefit financially from the revenue Voya receives for the services it provides to Class R6 shares of the Fund.
Distribution and Service (12b-1) Fees
The Fund pays a fee to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fee”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“shareholder service fee”). These payments are made pursuant to a distribution and/or shareholder service plan adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act (each, a “Rule 12b-1 Plan”). Because these distribution and shareholder service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The table below reflects the maximum annual rates at which the distribution and/or shareholder service fees may be paid under a Rule 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to the particular class of shares). “N/A” in the table below means the share class does not pay distribution and/or shareholder service fees.

Fund	Class A	Class C	Class I	Class R6	Class W
Global Income & Growth Fund	0.25%	1.00%	N/A	N/A	N/A
Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. The Fund has historically made distributions of its ordinary income and capital gains to shareholders annually, but expects to begin making distributions of ordinary income monthly to shareholders beginning in November 2024.
From time to time a portion of the Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax regulations, the Fund may also pay an additional capital gains distribution.
In addition, Voya Global Perspectives® Fund and Voya Global Diversified Payment Fund are each proposed to be reorganized into the Fund prior to the end of 2024. If one or both of those reorganizations are effected, the Fund expects to distribute all of its realized gains prior to the reorganization(s). As of May 31, 2024, the Fund had no estimated realized short-term gains and had estimated realized long-term gains of $0.59 per share. The actual amounts distributed and the tax character of any such distributions may differ from those estimates due to, among other things, the Fund’s investment operations.
Dividend Reinvestment
Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another Voya mutual fund that offers the same class of shares.
C-12

Tax Consequences
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund's shares will be capital assets in the hands of a shareholder. The Investment Adviser is not obligated to consider the tax consequences related to its management of the Fund's investments or other activities. It is possible that the actions taken by the Fund or the Investment Adviser on the Fund’s behalf could be disadvantageous to shareholders that hold shares through a taxable account. However, such actions likely will have no tax effect to shareholders that invest through a tax-advantaged account. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.
Distributions. The Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to U.S. federal income taxes and may also be subject to state, local or non-U.S. taxes. Dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
You will be notified annually of the amount of income, dividends and net capital gains distributed by the Fund. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.
Sales, Redemptions and Exchanges. Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from redemption of shares or an exchange of shares between two mutual funds. Any such capital gain or loss will generally be long term if the shares sold or exchanged were held for more than one year; otherwise, such gain or loss will be short term. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
Tax Status of the Fund. The Fund intends to qualify and be eligible for treatment each year as a regulated investment company (“RIC”). A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to its shareholders. However, the Fund’s failure to qualify as a RIC would result in fund level taxation and therefore a reduction in income available for distribution.
Net Investment Income Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent their income exceeds certain threshold amounts.
Backup Withholding. The Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your U.S. federal income tax liability.
Tax-Advantaged Accounts. Shareholders that invest in the Fund through a tax-advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends or gains from the sale or exchange of Fund shares until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.
Buying a Dividend. Unless your investment is in a tax-advantaged account, you may want to avoid buying shares shortly before the Fund makes a distribution as doing so can increase your tax liability. If you buy shares when the Fund has declared but not distributed a dividend of ordinary income or capital gains, you will pay the full price for the shares and later receive a portion of the price back in the form of a taxable dividend. This is known as “buying a dividend.” To avoid buying a dividend, you may want to consult your tax advisor or check the Fund's distribution schedule before you invest.
Foreign Shareholders. Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
C-13

Foreign Taxes. Investment income and proceeds received by the Fund from sources within foreign countries may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or an exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.
If more than 50% in value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect (the “Foreign Election”) to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against U.S. federal income tax (but not both). It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.
Cost Basis Reporting. The U.S. Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.
Index Descriptions
The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade debt markets.
The MSCI All Country World IndexSM (“MSCI ACWI”) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.
The S&P Target Risk® Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.
Bloomberg Index Data Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or its licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained.
MSCI Index Data Source: MSCI. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
The S&P Target Risk® Growth Index (the “Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Voya Services Company or its affiliates and/or its affiliates. © 2023 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.
Financial Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information, with the exception of the periods ending November 30, 2023 and May 31, 2019, has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report which is available upon request. The information for the fiscal year end May 31, 2019 was audited by a different independent public accounting firm.
C-14

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Income & Growth Fund
Class A
11-30-23+	10.26	0.06•	0.49	0.55	—	—	—	—	—	10.81	5.36	0.86	0.70	0.70	1.11	103,567	4
05-31-23	11.09	0.16•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
05-31-19	11.93	0.19•	(0.49)	(0.30)	0.26	0.25	—	0.51	—	11.12	(2.24)	0.80	0.58	0.58	1.69	111,044	118
Class C
11-30-23+	10.48	0.02•	0.50	0.52	—	—	—	—	—	11.00	4.96	1.61	1.45	1.45	0.36	1,030	4
05-31-23	11.31	0.08•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
05-31-19	12.00	0.10	(0.49)	(0.39)	0.14	0.25	—	0.39	—	11.22	(2.99)	1.55	1.33	1.33	0.83	11,076	118
Class I
11-30-23+	10.48	0.07•	0.51	0.58	—	—	—	—	—	11.06	5.54	0.56	0.45	0.45	1.36	14,759	4
05-31-23	11.33	0.19•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
05-31-19	12.11	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.31	(2.01)	0.53	0.33	0.33	1.82	11,885	118
Class R6
11-30-23+	10.52	0.07•	0.51	0.58	—	—	—	—	—	11.10	5.51	0.46	0.45	0.45	1.37	672	4
05-31-23	11.37	0.20•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29	(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
05-31-19	12.04	0.21	(0.52)	(0.31)	0.13	0.25	—	0.38	—	11.35	(2.36)	1.34	0.33	0.33	1.81	3	118
Class W
11-30-23+	10.46	0.07•	0.51	0.58	—	—	—	—	—	11.04	5.55	0.61	0.45	0.45	1.37	103	4
05-31-23	11.31	0.19•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47
05-31-19	12.10	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.30	(2.00)	0.55	0.33	0.33	1.77	118	118
Accompanying Notes to Financial Highlights
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable.
(2)
Ratios reflect operating expenses of the Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Fund. Net investment income (loss) is net of all such additions or reductions.
(3)
Ratios do not include expenses of Underlying Funds.
C-15

+
Unaudited.
•
Calculated using average number of shares outstanding throughout the year or period.
C-16

APPENDIX D: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of July 15, 2024:
GDP Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
National Financial Services LLC For Exl Benefit of our Customers 499 Washington BLVD Fl 5 Jersey City, NJ 07310-2010	8.1% Class A; Beneficial	4.9%	3.1%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.5% Class A; 8.6% Class C; 9.4% Class I; 64.6% Class W; Beneficial	11.6%	7.7%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1901	8.9% Class A; 8.7%Class C; 43.0% Class I; Beneficial	17.2%	17.8%
Wells Fargo Clearing Svcs LLC A/C 1699-0135 2801 Market Street Saint Louis, MO 63103	9.4% Class A; 41.3% Class C; 12.1% Class I; Beneficial	11.9%	7.6%
LPL Financial Omnibus Customer Account Attn Lindsey O’Toole 4707 Executive Drive San Diego, CA 92121	6.5% Class A; 14.7% Class C; Beneficial	5.0%	3.8%
Raymond James Omnibus for Mutual Funds House Acc Firm 92500015 Attn Courtney Waller 880 Carillion Parkway St Petersburgh, FL 33716	30.0% Class A; 10.3% Class C; 7.3% Class I; 59.6% Class R; Beneficial	20.7%	13.2%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-47773	11.1% Class A; Beneficial	6.7%	19.7%
UBS WM USA 000 11011 6100 Spec CDY A/C Exl Ben Customers of UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	9.9% Class I; 40.4% Class R; Beneficial	2.6%	1.7%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attn Mutual Fund Ops Manager 250 Nicollet Mall Suite 1400 Minneapolis, MN 55401-1931	5.6% Class I; Beneficial	1.5%	1.0%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	98.6% Class R6; Beneficial	0.1%	0.1%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco, CA 94105	5.3% Class W; Beneficial	0.3%	0.2%

Global Perspectives Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-47773	89.4% Class A; 5.0% Class I; 99.9% Class R; 78.5% Class W; Beneficial	86.4%	19.7%
Peter F. Sisson Todd Andrew Sisson Tod Danielle Sisson Subject to STA TOD Rules 28 Brownell Rd Little Compton, RI 02837-1502	5.5% Class C; Direct	0.1%	0.0%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	47.7% Class C; 7.3% Class W; Beneficial	1.4%	7.7
LPL Financial Omnibus Customer Account Attn Lindsey O’Toole 4707 Executive Drive San Diego, CA 92121	72.5% Class I; 12.5% Class W; Beneficial	3.3%	3.8%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attn Mutual Fund Ops Manager 250 Nicollet Mall Suite 1400 Minneapolis, MN 55401-1931	7.3% Class I; Beneficial	0.2%	1.0%
American Enterprise Investments Svc (FBO) 41999970 702 2nd Ave South Minneapolis, MN 55402-2405	8.5% Class C; 5.2% Class I; Beneficial	0.2%	0.0%
Tamara Ann Chambers Tod Charles Chambers 1018 E Hampton Pearland, TX 77584-0000	5.8% Class C; Direct	0.0%	0.0%
Global Income & Growth Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1901	43.5% Class A; Beneficial	37.3%	17.8%
Voya Institutional Trust Company Attn Gordon Elrod 151 Farmington Ave Hartford, CT 06101	5.3% Class A; Beneficial	4.5%	0.8%
BNYM I S Trust Co Cust Simple IRA U/A 10/04/2000 Eric Schwartzreich 150 Swan Ave Plantation, FL 33324-2102	13.4% Class C; Beneficial	0.1%	0.0%

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
UBS WM USA 000 11011 6100 Spec CDY A/C Exl Ben Customers of UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	6.5% Class C; Beneficial	0.0%	1.7%
Wells Fargo Clearing Svcs LLC A/C 1699-0135 2801 Market Street Saint Louis, MO 63103	5.5% Class C; Beneficial	0.0%	7.6%
BNYM I S Trust Co Cust Simple IRA Karen C Oswald 10544 S US Highway 31 Elizabethtown, IN 47232-9515	13.9% Class C; Beneficial	0.1%	0.0%
Manuel Ortega & Annette G S Ortega JTWROS 3021 Foraker Pl NW Albuquerque, NM 87107-1280	6.8% Class C; Direct	0.1%	0.0%
Raymond James Omnibus for Mutual Funds House Acc Firm 92500015 Attn Courtney Waller 880 Carillion Parkway St Petersburgh, FL 33716	14.9% Class C; Beneficial	0.1%	13.2%
LPL Financial Omnibus Customer Account Attn Lindsey O’Toole 4707 Executive Drive San Diego, CA 92121	6.2% Class C; 36.3% Class W; Beneficial	0.1%	3.8%
Matrix Trust Company Cust FBO Voya IM Long-Term Investment P 717 17th Street Suite 1300 Denver, CO 80202	24.1% Class I; Beneficial	3.1%	0.6%
Matrix Trust Company Cust FBO Notional Investment Comp 717 17th Street Suite 1300 Denver, CO 80202	9.7% Class I; Beneficial	1.2%	0.2%
J P Morgan Securities LLC For the Exclusive Benefit of our Customers 4 Chase Metrotech Center Brooklyn, NY 11245	6.2% Class R6; Beneficial	0.0%	0.0%
Voya Retirement Insurance and Annuity Company Attn Valuation Unite-TN41 One Orange Way B3N Windsor, CT 06095	62.4% Class R6; Beneficial	0.4%	0.1%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	31.4% Class R6; Beneficial	0.2%	0.1%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	43.3% Class W; Beneficial	0.0%	7.7%
Janney Montgomery Scott LLC A/C 6976-9701 Sara Dickinson Cottrill 1997 1717 Arch Street Philadelphia, PA 19103-2713	18.8% Class W; Beneficial	0.0%	0.0%

*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on July 15, 2024.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Voya Institutional Trust Company, a Connecticut corporation, may be deemed a control person of Global Perspectives Fund. Voya Institutional Trust Company is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Morgan Stanley LLC, a Delaware corporation, may be deemed a control person of Global Income & Growth Fund. Morgan Stanley LLC is a wholly-owned subsidiary of Morgan Stanley Domestic Holdings, Inc.

(This page intentionally left blank.)

VOYA-GDPGP-PRX-0816

PART B

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

July 26, 2024

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES
OF:
Voya Global Diversified Payment Fund	Voya Global Income & Growth Fund
(A series of Voya Mutual Funds)	(A series of Voya Equity Trust)
Voya Global Perspectives® Fund	Voya Global Income & Growth Fund
(A series of Voya Mutual Funds)	(A series of Voya Equity Trust)
(each, a “Target Fund” and together, the	(the “Acquiring Fund”)
“Target Funds”)

This Statement of Additional Information (“SAI”) of the Acquiring Fund is available to the shareholders of the Target Funds, in connection with proposed transactions whereby all of the assets and liabilities of each Target Fund, as applicable, will be transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The Statement of Additional Information, as supplemented, dated February 29, 2024 for Voya Global Diversified Payment Fund (File No. 811-07428);

2.The Statement of Additional Information, as supplemented, dated February 29, 2024 for Voya Global Perspectives® Fund (File No. 811-07428);

3.The Statement of Additional Information, as supplemented, dated September 30, 2023 for Voya Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) (File No. 811-08817);

4.The audited financial statements contained in the annual report of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund dated October 31, 2023 (File No. 811-07428);

5.The unaudited financial statements contained in the semi-annual report of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund dated April 30, 2024 (File No. 811-07428);

6.The audited financial statements contained in the annual report of Voya Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) dated May 31, 2023 (File No. 811-08817); and

7.The unaudited financial statements contained in the semi-annual report of Voya Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) dated November 30, 2023 (File No. 811-08817).

No other parts of the Annual Reports are incorporated herein by reference.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated July 26, 2024, relating to the reorganizations described above (each, a “Reorganization” and together, the “Reorganizations”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1- 800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

A table showing the fees and expenses of the Target Funds and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “How do the Annual Fund Operating Expenses Compare?” of the Proxy Statement/Prospectus.

It is currently anticipated that approximately 100% of each Target Fund’s holdings will be sold in advance of the Reorganizations because the Acquiring Fund obtains its investment exposure principally through individual securities, while the Target Funds principally use underlying funds to execute their strategies, and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. A schedule of investments of each Target Fund as of January 31, 2024 is included below and is annotated to reflect the anticipated sale of that Target Fund’s portfolio holdings in connection with the applicable Reorganization. Notwithstanding the foregoing, changes may be made to each Target Fund’s portfolio in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences in the accounting policies of the Target Funds as compared to those of the Acquiring Fund.

Schedule of Investments – Voya Global Diversified Payment Fund

Security Description(1)	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS: 6.8%
Schwab U.S. Tips ETF	105,500	$5,523,980
Vanguard Global ex- U.S. Real Estate ETF	127,344	$5,175,260
Vanguard Real Estate ETF	92,966	$7,798,917
MUTUAL FUNDS: 92.1%
Affiliated Investment Companies: 81.0%
Voya Floating Rate Fund - Class I	682,289	$5,635,707
Voya Global Bond Fund - Class R6	1,863,682	$13,660,788
Voya High Yield Bond Fund - Class R6	2,413,891	$16,583,429
Voya Intermediate Bond Fund - Class R6	4,412,860	$38,656,650
Voya Large Cap Growth Fund - Class R6	358,932	$17,501,519
Voya Large Cap Value Fund - Class R6	983,376	$12,439,705
Voya MidCap Opportunities Fund - Class R6	274,256(2)	6,749,434
Voya Multi-Manager Emerging Markets	883,888	$8,202,480
Equity Fund - Class I
Voya Multi-Manager International Equity	2,518,693	$24,733,567
Fund - Class I
Voya Multi-Manager International Factors	3,057,668	$27,580,168
Fund - Class I
Voya Multi-Manager Mid Cap Value Fund -	725,956	$6,845,769
Class I
Voya Short Duration High Income Fund -	1,358,740	$13,804,803
Class R6
Voya Short Term Bond Fund - Class R6	604,606	$5,647,022
Voya Small Company Fund - Class R6	557,302	$7,986,131
Voya U.S. High Dividend Low Volatility	1,329,607	$13,827,912
Fund - Class R6
Unaffiliated Investment Companies: 11.1%
TIAA-CREF S&P 500 Index Fund -	570,384	$30,184,743
Institutional Class
PURCHASED OPTIONS: 0.0%
Total Purchased Options		$15,991
SHORT-TERM INVESMENTS: 0.2%
Mutual Funds: 0.2%
BlackRock Liquidity Funds, FedFund,	428,016(3)	$428,016
Institutional Class, 5.220%
Total Investments in Securities		$268,981,991
(Cost $299,192,688)
Assets in Excess of Other Liabilities		$2,465,525
Net Assets		$271,447,516

(1)Approximately 100% of the positions are anticipated to be sold in anticipation of the close of the Reorganization on October 25, 2024.

(2)Non-income producing security.

(3)Rate shown is the 7-day yield as of January 31, 2024.

Schedule of Investments – Voya Global Perspectives® Fund

Security Description(1)	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS: 9.7%
iShares Global REIT ETF	488,310	$11,304,377
MUTUAL FUNDS: 90.3%
Voya Global Bond Fund - Class R6	1,564,438	$11,467,332
Voya GNMA Income Fund - Class R6	1,557,423	$11,524,928
Voya High Yield Bond Fund - Class R6	1,689,326	$11,605,670
Voya Intermediate Bond Fund - Class R6	1,324,276	$11,600,658
Voya Large Cap Growth Fund - Class R6	249,406	$12,161,024
Voya Mid Cap Research Enhanced Index	633,537	$11,682,429
Fund - Class I
Voya Multi-Manager Emerging Markets	1,247,185	$11,573,879
Equity Fund - Class I
Voya Multi-Manager International Factors	1,293,418	$11,666,633
Fund - Class I
Voya Small Company Fund - Class R6	797,317	$11,425,557
Total Investments in Securities		$116,012,487
(Cost $112,610,500)
Assets in Excess of Other Liabilities		$9,567
Net Assets		$116,022,063

(1)Approximately 100% of the positions are anticipated to be sold in anticipation of the close of the Reorganization on October 25, 2024.

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD ON OCTOBER 10, 2024.

V53260-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Mutual Funds, on behalf of its series, Voya Global Diversified Payment Fund ("GDP Fund"), and Voya Equity Trust, on behalf of its series, Voya Global Income & Growth Fund (“Global Income & Growth Fund”), providing for the reorganization of GDP Fund with and into Global Income & Growth Fund;

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐ ☐ ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be Held on

October 10, 2024:

The Proxy Statement for the Special Meeting and the Notice of the Special Meeting are available at WWW.PROXYVOTE.COM/VOYA.

V53261-TBD

VOYA GLOBAL DIVERSIFIED PAYMENT FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the Fund referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 10, 2024 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voya/broadridgevsm.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

7337 EAST DOUBLETREE RANCH ROAD SUITE 100

SCOTTSDALE, ARIZONA 85258-2034

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

SCAN TO w

VIEW MATERIALS &VOTE

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the online directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD ON OCTOBER 10, 2024.

V53262-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Mutual Funds, on behalf of its series, Voya Global Perspectives® Fund ("Global Perspectives Fund"), and Voya Equity Trust, on behalf of its series, Voya Global Income & Growth Fund ("Global Income & Growth Fund"), providing for the reorganization of Global Perspectives Fund with and into Global Income & Growth Fund; and

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐ ☐ ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be Held on

October 10, 2024:

The Proxy Statement for the Special Meeting and the Notice of the Special Meeting are available at WWW.PROXYVOTE.COM/VOYA.

V53263-TBD

VOYA GLOBAL PERSPECTIVES® FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the Fund referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on October 10, 2024 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voya/broadridgevsm.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Section 4.3 of the Trust’s Declaration of Trust provides the following:
(a)
Subject to the exceptions and limitations contained in paragraph (b) below:
(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and
(ii)
the words “claim”, “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)
No indemnification shall be provided hereunder to a Trustee or officer:
(i)
against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:
(A)
by the court or other body approving the settlement or other disposition; or
(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.
(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.
(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:
(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
(ii)
a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.
Item 16. Exhibits
16 (1)(a)
Amended and Restated Declaration of Trust for ING Equity Trust (the “Trust”), dated February 25, 2003 (the
“Declaration of Trust”) – Filed as an Exhibit to Post-Effective Amendment No. 43 to the Trust’s Form N-1A
Registration Statement on September 30, 2003 and incorporated herein by reference.

16 (1)(b)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
dated April 21, 2003 (establish ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and incorporated herein by reference.

16 (1)(c)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 2, 2003
(redesignation of ING Research Enhanced Index Fund to ING Disciplined LargeCap Fund) – Filed as an Exhibit
to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and
incorporated herein by reference.

16 (1)(d)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
dated November 1, 2003 (establish ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Trust’s Form N-1A Registration Statement on January 9, 2004 and incorporated herein by reference.

16 (1)(e)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated January 20, 2004 (establish ING Principal Protection Fund X) – Filed as an Exhibit to
Post-Effective Amendment No. 50 to the Trust’s Form N-1A Registration Statement on April 5, 2004 and
incorporated herein by reference.

16 (1)(f)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 11, 2003 (establish ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 49 to the Trust’s Form N-1A Registration Statement on January 27, 2004 and incorporated herein by reference.

16 (1)(g)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 11, 2003 (abolish Class Q shares from ING Principal Protection Fund VIII and
ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Trust’s Form
N-1A Registration Statement on April 5, 2004 and incorporated herein by reference.

16 (1)(h)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated February 25, 2004 (establish ING Principal Protection Fund XI) – Filed as an Exhibit to
Post-Effective Amendment No. 52 to the Trust’s Form N-1A Registration Statement on May 7, 2004 and
incorporated herein by reference.

16 (1)(i)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 15, 2004 (establish Class O shares for ING Financial Services Fund and ING Real
Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Trust’s Form N-1A Registration
Statement on June 14, 2004 and incorporated herein by reference.

16 (1)(j)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective August 25, 2003 (abolish Class Q shares from ING Principal Protection Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on
September 27, 2004 and incorporated herein by reference.

16 (1)(k)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 2, 2003 (abolish Class Q shares from ING Principal Protection Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on
September 27, 2004 and incorporated herein by reference.

16 (1)(l)
Abolition of Series of Shares of Beneficial Interest, dated October 16, 2003 (abolish ING Large Company Value
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration
Statement on September 27, 2004 and incorporated herein by reference.

16 (1)(m)
Abolition of Series of Shares of Beneficial Interest, dated April 17, 2004 (abolish ING Growth Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration
Statement on September 27, 2004 and incorporated herein by reference.

16 (1)(n)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated September 2, 2004 (establish ING Principal Protection Fund XII) – Filed as an Exhibit to
Post-Effective Amendment No. 58 to the Trust’s Form N-1A Registration Statement on September 27, 2004 and
incorporated herein by reference.

16 (1)(o)
Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund), effective September 3, 2004 –
Filed as an Exhibit to Post-Effective Amendment No. 61 to the Trust’s Form N-1A Registration Statement on
November 12, 2004 and incorporated herein by reference.

16 (1)(p)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective January 31, 2005 (establish ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on
January 25, 2005 and incorporated herein by reference.

16 (1)(q)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated January 17, 2005 (establish ING Principal Protection Fund XIII) – Filed as an Exhibit to
Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on January 25, 2005 and
incorporated herein by reference.

16 (1)(r)
Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value
$0.01 Per Share, dated February 1, 2005 (establish ING Principal Protection Fund XIV) – Filed as an Exhibit to
Post-Effective Amendment No. 63 to the Trust’s Form N-1A Registration Statement on January 25, 2005 and
incorporated herein by reference.

16 (1)(s)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective April 29, 2005 (establish Class I shares for ING MidCap Value Choice Fund and ING
SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Trust’s Form
N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

16 (1)(t)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective December 12, 2005 (establish ING Fundamental Research Fund and ING Opportunistic LargeCap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Trust’s Form N-1A Registration
Statement on December 23, 2005 and incorporated herein by reference.

16 (1)(u)
Abolition of Series of Shares of Beneficial Interest, dated March 30, 2006 (abolish ING Equity and Bond Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Trust’s Form N-1A Registration Statement on
September 22, 2006 and incorporated herein by reference.

16 (1)(v)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 6, 2006 (abolish Class Q shares from ING Principal Protection Fund II, ING Principal
Protection Fund III, and ING Principal Protection Fund VI) – Filed as an Exhibit to Post-Effective Amendment
No. 73 to the Trust’s Form N-1A Registration Statement on September 22, 2006 and incorporated herein by reference.

16 (1)(w)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006
(redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 74 to the Trust’s Form N-1A Registration Statement on October 10,
2006 and incorporated herein by reference.

16 (1)(x)
Abolition of Series of Shares of Beneficial Interest, dated October 24, 2006 (abolish ING Convertible Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on
July 26, 2007 and incorporated herein by reference.

16 (1)(y)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006
(redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007 and
incorporated herein by reference.

16 (1)(z)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007
(redesignation of ING Principal Protection Fund II to ING Index Plus LargeCap Equity Fund II) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007
and incorporated herein by reference.

16 (1)(aa)
Abolition of Series of Shares of Beneficial Interest, dated March 12, 2007 (abolish ING Disciplined Large Cap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration
Statement on July 26, 2007 and incorporated herein by reference.

16 (1)(bb)
Abolition of Series of Shares of Beneficial Interest, dated May 30, 2007 (abolish ING MidCap Value Fund and
ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form
N-1A Registration Statement on July 26, 2007 and incorporated herein by reference.

16 (1)(cc)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007
(redesignation of ING Principal Protection Fund III to ING Index Plus LargeCap Equity Fund III) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on July 26, 2007
and incorporated herein by reference.

16 (1)(dd)
Abolition of Series of Shares of Beneficial Interest, dated October 19, 2004 (abolish ING Tax Efficient Equity
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Trust’s Form N-1A Registration
Statement on September 27, 2007 and incorporated herein by reference.

16 (1)(ee)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007
(redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an
Exhibit to Post-Effective Amendment No. 83 to the Trust’s Form N-1A Registration Statement on October 4,
2007 and incorporated herein by reference.

16 (1)(ff)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 19, 2007 (establish ING Equity Dividend Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 86 to the Trust’s Form N-1A Registration Statement on December 3, 2007 and incorporated herein by reference.

16 (1)(gg)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 19, 2007 (establish Class W shares for ING LargeCap Value Fund, ING
Opportunistic LargeCap Fund, ING Real Estate Fund, ING SmallCap Opportunities Fund, ING SmallCap Value
Choice Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the
Trust’s Form N-1A Registration Statement on December 14, 2007 and incorporated herein by reference.

16 (1)(hh)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008
(redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an
Exhibit to Post-Effective Amendment No. 88 to the Trust’s Form N-1A Registration Statement on January 22,
2008 and incorporated herein by reference.

16 (1)(ii)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008
(redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an
Exhibit to Post-Effective Amendment No. 90 to the Trust’s Form N-1A Registration Statement on April 23, 2008
and incorporated herein by reference.

16 (1)(jj)
Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share,
effective May 30, 2008 (establish Class O shares for ING MidCap Opportunities Fund and ING Value Choice
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Trust’s Form N-1A Registration
Statement on June 4, 2008 and incorporated herein by reference.

16 (1)(kk)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008
(redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as
an Exhibit to Post-Effective Amendment No. 93 to the Trust’s Form N-1A Registration Statement on June 23,
2008 and incorporated herein by reference.

16 (1)(ll)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008
(redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII) – Filed as
an Exhibit to Post-Effective Amendment No. 97 to the Trust’s Form N-1A Registration Statement on
December 18, 2008 and incorporated herein by reference.

16 (1)(mm)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009
(redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an
Exhibit to Post-Effective Amendment No. 99 to the Trust’s Form N-1A Registration Statement on April 15, 2009
and incorporated herein by reference.

16 (1)(nn)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 1, 2009 (establish Class W shares for ING Equity Dividend Fund and ING MidCap
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Trust’s Form N-1A
Registration Statement on May 29, 2009 and incorporated herein by reference.

16 (1)(oo)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund VIII), effective July 13,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Trust’s Form N-1A Registration
Statement on August 14, 2009 and incorporated herein by reference.

16 (1)(pp)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund IX), effective July 13,
2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Trust’s Form N-1A Registration
Statement on August 14, 2009 and incorporated herein by reference.

16 (1)(qq)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009
(redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an
Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(rr)
Abolition of Series of Shares of Beneficial Interest, dated September 14, 2009 (abolish ING Index Plus
LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to
Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on September 24, 2010
and incorporated herein by reference.

16 (1)(ss)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective September 30, 2009 (establish Class W shares for ING Growth
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Trust’s Form N-1A
Registration Statement on September 25, 2009 and incorporated herein by reference.

16 (1)(tt)
Certificate of Amendment of Declaration of Trust, effective November 20, 2009 (amend Section 5.13 of the
Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(uu)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective December 7, 2009 (abolish Class Q shares from ING Growth Opportunities Fund, ING
MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(vv)
Abolition of Series of Shares of Beneficial Interest, dated February 8, 2010 (abolish ING SmallCap Value
Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ww)
Abolition of Series of Shares of Beneficial Interest, dated March 25, 2010 (abolish ING Principal Protection
Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 106
to the Trust’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(xx)
Plan of Liquidation and Dissolution of Series (ING Index Plus LargeCap Equity Fund X), effective
September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A
Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(yy)
Plan of Liquidation and Dissolution of Series (ING Principal Protection Fund XI), effective September 14, 2009
– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(zz)
Plan of Liquidation and Dissolution of Series (ING Principal Protection Fund XII), effective December 1, 2009
– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration Statement on
September 24, 2010 and incorporated herein by reference.

16 (1)(aaa)
Plan of Recapitalization (recapitalization of Class Q shares as Class W shares for ING Growth Opportunities
Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund),
effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form
N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(bbb)
Abolition of Series of Shares of Beneficial Interest, dated June 28, 2010 (abolish ING Index Plus LargeCap
Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No.
106 to the Trust’s Form N-1A Registration Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ccc)
Abolition of Series of Shares of Beneficial Interest, dated August 23, 2010 (abolish ING Opportunistic LargeCap
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Trust’s Form N-1A Registration
Statement on September 24, 2010 and incorporated herein by reference.

16 (1)(ddd)
Abolition of Series of Shares of Beneficial Interest, dated January 2, 2011 (abolish ING Index Plus LargeCap
Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No.
109 to the Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(eee)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective July 1, 2011 (establish Class R shares for ING Equity Dividend Fund, ING MidCap
Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 109 to the Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(fff)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective July 1, 2011 (establish Class R shares for ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the
Trust’s Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (1)(ggg)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective July 15, 2011 (establish ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 111 to the Trust’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

16 (1)(hhh)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012
(redesignation of ING Equity Dividend Fund to ING Large Cap Value Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 113 to the Trust’s Form N-1A Registration Statement on July 27, 2012 and
incorporated herein by reference.

16 (1)(iii)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective January 9, 2013 (establish Class O shares for ING Large Cap Value Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 120 to the Trust’s Form N-1A Registration Statement on January 25,
2013 and incorporated herein by reference.

16 (1)(jjj)
Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value
$0.01 Per Share, effective May 22, 2013 (establish Class R6 shares for ING SmallCap Opportunities Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 126 to the Trust’s Form N-1A Registration Statement on
May 31, 2013 and incorporated herein by reference.

16 (1)(kkk)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 22, 2013 (establish Class R6 shares for ING Large Cap Value Fund and ING MidCap
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Trust’s Form N-1A
Registration Statement on May 31, 2013 and incorporated herein by reference.

16 (1)(lll)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007
(redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on
September 25, 2013 and incorporated herein by reference.

16 (1)(mmm)
Abolition of Series of Shares of Beneficial Interest, dated September 29, 2008 (abolish ING LargeCap Value
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration
Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(nnn)
Abolition of Series of Shares of Beneficial Interest, dated November 10, 2008 (abolish ING Index Plus
LargeCap Equity Fund, ING Index Plus LargeCap Equity Fund II, ING Index Plus LargeCap Equity Fund III,
ING Index Plus LargeCap Equity Fund IV, ING Index Plus LargeCap Equity Fund V, ING Index Plus LargeCap
Equity Fund VI, and ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective
Amendment No. 129 to the Trust’s Form N-1A Registration Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(ooo)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009
(redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on September 25, 2013
and incorporated herein by reference.

16 (1)(ppp)
Abolition of Series of Shares of Beneficial Interest, dated February 9, 2009 (abolish ING Financial Services
Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the
Trust’s Form N-1A Registration Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(qqq)
Abolition of Series of Shares of Beneficial Interest, dated January 3, 2011 (abolish ING Principal Protection
Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration
Statement on September 25, 2013 and incorporated herein by reference.

16 (1)(rrr)
Abolition of Series of Shares of Beneficial Interest, dated July 15, 2013 (abolish ING Value Choice Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 129 to the Trust’s Form N-1A Registration Statement on
September 25, 2013 and incorporated herein by reference.

16 (1)(sss)
Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective
May 1, 2014 (redesignation of ING Equity Trust to Voya Equity Trust, ING Growth Opportunities Fund to Voya
Growth Opportunities Fund, ING Large Cap Value Fund to Voya Large Cap Value Fund, ING MidCap
Opportunities Fund to Voya MidCap Opportunities Fund, ING Mid Cap Value Fund to Voya Multi-Manager Mid
Cap Value Fund, ING Real Estate Fund to Voya Real Estate Fund, and ING SmallCap Opportunities Fund to
Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Trust’s
Form N-1A Registration Statement on May 29, 2014 and incorporated herein by reference.

16 (1)(ttt)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective June 11, 2014 (establish Class R6 shares for Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Trust’s Form N-1A Registration Statement on June 27, 2014 and
incorporated herein by reference.

16 (1)(uuu)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective April 24, 2015 (establish Class R6 shares for Voya Growth Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A Registration
Statement on May 22, 2015 and incorporated herein by reference.

16 (1)(vvv)
Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 23, 2015
(redesignation of Voya Growth Opportunities Fund to Voya Large-Cap Growth Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on September 27, 2016
and incorporated herein by reference.

16 (1)(www)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 22, 2016 (establish Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 146 to the Trust’s Form N-1A Registration Statement on December 2, 2016 and incorporated herein by reference.

16 (1)(xxx)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective November 22, 2016 (establish Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 146 to the Trust’s Form N-1A Registration Statement on December 2, 2016 and
incorporated herein by reference.

16 (1)(yyy)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective March 1, 2017 (abolish Class T shares from Voya SmallCap Opportunities
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration
Statement on September 26, 2018 and incorporated herein by reference.

16 (1)(zzz)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective March 3, 2017 (establish Class T shares for Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Trust’s Form N-1A Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (1)(aaaa)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective March 3, 2017 (establish Class T shares for Voya Large Cap Value Fund, Voya MidCap
Opportunities Fund, Voya Real Estate Fund, Voya SMID Cap Growth Fund, and Voya U.S. High Dividend Low
Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Trust’s Form N-1A
Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (1)(bbbb)
Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest,
Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 154 to the
Trust’s Form N-1A Registration Statement on November 15, 2017 and incorporated herein by reference.

16 (1)(cccc)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large Cap Value Fund, Voya MidCap
Opportunities Fund, and Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 154 to
the Trust’s Form N-1A Registration Statement on November 15, 2017 and incorporated herein by reference.

16 (1)(dddd)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 12, 2018 (establish
Class P3 shares for Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities
Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund, Voya SmallCap Opportunities Fund,
and Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 156 to the Trust’s
Form N-1A Registration Statement on February 7, 2018 and incorporated herein by reference.

16 (1)(eeee)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 18, 2018 (establish Class P3 shares for Voya U.S. High Dividend Low Volatility
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration
Statement on September 26, 2018 and incorporated herein by reference.

16 (1)(ffff)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective January 28, 2019 (establish Class P shares for Voya Multi-Manager Mid Cap Value Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 162 to the Trust’s Form N-1A Registration Statement on
February 26, 2019 and incorporated herein by reference.

16 (1)(gggg)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective June 3, 2019 (establish Voya Corporate Leaders 100 Fund II, Voya Global Multi-Asset Fund II, Voya
Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II) – Filed as an Exhibit to
Post-Effective Amendment No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019
and incorporated herein by reference.

16 (1)(hhhh)
Certificate of Amendment of Amended and Restated Declaration of Trust, effective September 12, 2019 (amend
Section 2.11 of the Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the
Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (1)(iiii)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective September 23, 2019 (establish Class R6 shares for Voya U.S. High Dividend Low Volatility
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Trust’s Form N-1A Registration
Statement on September 27, 2019 and incorporated herein by reference.

16 (1)(jjjj)
Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective
November 8, 2019 (redesignation of Voya Corporate Leaders 100 Fund II to Voya Corporate Leaders 100 Fund,
Voya Global Multi-Asset Fund II to Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index
Fund II to Voya Mid Cap Research Enhanced Index Fund, and Voya Small Company Fund II to Voya Small
Company Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A
Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (1)(kkkk)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective November 25, 2019 (abolish Class O shares from Voya Corporate Leaders 100 Fund, Voya
Global Multi-Asset Fund, Voya Large Cap Value Fund, Voya Mid Cap Research Enhanced Index Fund, Voya
MidCap Opportunities Fund, Voya Real Estate Fund, and Voya Small Company Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020
and incorporated herein by reference.

16 (1)(llll)
Plan of Liquidation and Dissolution of Series (Voya SMID Cap Growth Fund), effective January 29, 2020 –
Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on
September 28, 2020 and incorporated herein by reference.

16 (1)(mmmm)
Abolition of Series of Shares of Beneficial Interest, dated March 27, 2020 (abolish Voya Real Estate Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration Statement on
September 28, 2020 and incorporated herein by reference.

16 (1)(nnnn)
Abolition of Series of Shares of Beneficial Interest, dated July 28, 2021 (abolish Voya SMID Cap Growth Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Trust’s Form N-1A Registration Statement on
September 24, 2021 and incorporated herein by reference.

16 (1)(oooo)
Certificate of Amendment of Amended and Restated Declaration of Trust, dated July 23, 2021 (amend
Section 10.7 of the Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 175 to the
Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (1)(pppp)
Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share,
effective February 10, 2022 (establish Voya Small Cap Growth Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 175 to the Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (1)(qqqq)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 27, 2022 (establish Class A, Class C, Class P3, Class R, Class T, and Class W shares for Voya Small Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 176 to the Trust’s
Form N-1A Registration Statement on July 25, 2022 and incorporated herein by reference.

16 (1)(rrrr)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 30, 2022 (abolish
Class P3 shares from Voya Corporate Leaders 100 Fund, Voya Large Cap Value Fund, Voya Large-Cap Growth
Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager
Mid Cap Value Fund, Voya Small Cap Growth Fund, Voya Small Company Fund, Voya SmallCap Opportunities
Fund, and Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(ssss)
Abolition of Series of Shares of Beneficial Interest, dated October 26, 2022 (abolish Voya SmallCap
Opportunities Fund) – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(tttt)
Establishment and Designation of Series of Beneficial Interest, Par Value $0.01 Per Share, effective
December 13, 2022 (establish Voya VACS Series MCV Fund) – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(uuuu)
Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series
and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 12, 2023 (abolish
Class T shares for Voya Corporate Leaders 100 Fund, Voya Global Multi-Asset Fund, Voya Large Cap Value
Fund, Voya Large-Cap Growth Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap
Opportunities Fund, Voya Small Cap Growth Fund, Voya Small Company Fund, and Voya U.S. High Dividend
Low Volatility Fund) – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (1)(vvvv)
Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01
Per Share, effective May 1, 2023 (abolish Class P shares for Voya Multi-Manager Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on
September 28, 2023 and incorporated herein by reference.

16 (2)
Amended and Restated By-Laws of the Trust, dated March 18, 2018 – Filed as an Exhibit to Post-Effective
Amendment No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018 and incorporated herein by reference.

16 (3)	Not applicable.
16 (4)(a)
Agreement and Plan of Reorganization between Voya Global Income & Growth Fund, a series of Voya Equity
Trust, and Voya Global Diversified Payment Fund, a series of Voya Mutual Funds – Attached as Appendix A to the Proxy Statement/Prospectus.

16 (4)(b)
Agreement and Plan of Reorganization between Voya Global Income & Growth Fund, a series of Voya Equity
Trust, and Voya Global Perspectives® Fund, a series of Voya Mutual Funds – Attached as Appendix B to the
Proxy Statement/Prospectus.

16 (5)	Not applicable.
16 (6)(a)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
on May 1, 2015, between the Trust and Voya Investments, LLC (the “Amended and Restated Investment
Management Agreement”) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A
Registration Statement on May 22, 2015 and incorporated herein by reference.

16 (6)(a)(i)
Side Letter, dated October 7, 2022, to the Amended and Restated Investment Management Agreement, with regard to Voya Small Cap Growth Fund for the period from October 7, 2022 through October 1, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Trust’s Form N-1A Registration Statement on
September 27, 2022 and incorporated herein by reference.

16 (6)(a)(ii)
Amended Schedule A, effective May 1, 2024, to the Amended and Restated Investment Management Agreement
– Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on
July 22, 2024 and incorporated herein by reference.

16 (6)(a)(iii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Trust’s Form N-1A Registration
Statement on September 28, 2020 and incorporated herein by reference.

16 (6)(b)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
on May 1, 2015, between the Trust and Voya Investments, LLC with regard to Voya Large-Cap Growth Fund –
Filed as an Exhibit to Post-Effective Amendment No. 138 to the Trust’s Form N-1A Registration Statement on
May 22, 2015 and incorporated herein by reference.

16 (6)(b)(i)
Amended Schedule A, dated August 1, 2017, to the Amended and Restated Investment Management Agreement,
dated November 18, 2014, as amended and restated on May 1, 2015, between the Trust and Voya Investments,
LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 152
to the Trust’s Form N-1A Registration Statement on September 26, 2017 and incorporated herein by reference.

16 (6)(b)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated on May 1, 2015, between the Trust and Voya
Investments, LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective
Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (6)(c)
Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment
Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Trust’s Form N-1A
Registration Statement on March 27, 2015 and incorporated herein by reference.

16 (6)(c)(i)
Amended Schedule A (with redaction), effective May 1, 2024, to the Sub-Advisory Agreement effective
November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an
Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22,
2024 and incorporated herein by reference.

16 (6)(d)
Sub-Sub-Advisory Agreement (with redaction), effective June 1, 2022, between Voya Investment Management
Co. LLC and Voya Investment Management (UK) Limited with regard to Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Trust’s Form N-1A Registration Statement on
September 27, 2022 and incorporated herein by reference.

16 (6)(e)
Sub-Advisory Agreement (with redaction), dated March 17, 2023, between Voya Investments, LLC and Victory
Capital Management Inc. with regard to Voya Multi-Manager Mid Cap Value Fund and Voya VACS Series MCV
Fund – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration
Statement on September 28, 2023 and incorporated herein by reference.

16 (6)(f)
Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on
September 27, 2016 and incorporated herein by reference.

16 (6)(f)(i)
Expense Limitation Recoupment Letter, dated January 1, 2016, between Voya Investments, LLC and the Trust with regard to Voya MidCap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit
to Post-Effective Amendment No. 144 to the Trust’s Form N-1A Registration Statement on September 27, 2016
and incorporated herein by reference.

16 (6)(f)(ii)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
MidCap Opportunities Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and
incorporated herein by reference.

16 (6)(f)(iii)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
Large Cap Value Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to
Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and
incorporated herein by reference.

16 (6)(f)(iv)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
Corporate Leaders® 100 Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an
Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22,
2024 and incorporated herein by reference.

16 (6)(f)(v)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
Mid Cap Research Enhanced Index Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on
July 22, 2024 and incorporated herein by reference.

16 (6)(f)(vi)
Amended Schedule A, effective October 1, 2025, to the Expense Limitation Agreement, effective January 1,
2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (6)(g)
Amended and Restated Expense Limitation Agreement, effective January 1, 2016, as amended and restated on
May 31, 2017, by and among Voya Investments, LLC, Voya Investments Distributor, LLC and the Trust, with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Trust’s Form N-1A Registration Statement on May 25, 2017 and incorporated herein by reference.

16 (6)(g)(i)
Amended Schedule A, effective January 12, 2023, to the Amended and Restated Expense Limitation Agreement,
effective January 1, 2016, as amended and restated on May 31, 2017, by and among Voya Investments, LLC,
Voya Investments Distributor, LLC and the Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to
the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (6)(g)(ii)
Fee Waiver Letter, dated October 1, 2024, between Voya Investments, LLC and the Trust with regard to Voya
Large-Cap Growth Fund, for the period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to
Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and
incorporated herein by reference.

16 (7)(a)
Amended and Restated Underwriting Agreement, effective November 18, 2014, as amended and restated on
December 1, 2017, between the Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to
Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018
and incorporated herein by reference.

16 (7)(a)(i)
Amended Schedule A, effective April 4, 2022, to the Underwriting Agreement, effective November 18, 2014, as amended and restated on December 1, 2017, between the Trust and Voya Investments Distributor, LLC – Filed
as an Exhibit to Post-Effective Amendment No. 175 to the Trust’s Form N-1A Registration Statement on
March 8, 2022 and incorporated herein by reference.

16 (7)(b)
Underwriting Agreement, effective November 18, 2014, between the Trust and Voya Investments Distributor,
LLC with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 137
to the Trust’s Form N-1A Registration Statement on March 27, 2015 and incorporated herein by reference.

16 (7)(b)(i)
Amended Schedule A, effective November 19, 2015, to the Underwriting Agreement, effective November 18,
2014, between the Trust and Voya Investments Distributor, LLC with regard to Voya Large-Cap Growth Fund –
Filed as an Exhibit to Post-Effective Amendment No. 177 to the Trust’s Form N-1A Registration Statement on
September 27, 2022 and incorporated herein by reference.

16 (8)
Deferred Compensation Plan for Independent Directors as amended and restated January 10, 2024 – Filed as an
Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration Statement on July 22,
2024 and incorporated herein by reference.

16 (9)(a)
Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon (formerly,
The Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Trust’s Form N-1A
Registration Statement on January 27, 2004 and incorporated herein by reference.

16 (9)(a)(i)
Amended Exhibit A, effective February 9, 2023, to the Custody Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 179 to the
Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (9)(a)(ii)
Amendment, dated January 1, 2019, to the Custody Agreement, dated January 6, 2003, between the Trust and
The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Trust's Form
N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (9)(a)(iii)
Amendment, dated November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 179 to the Trust’s
Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York
Mellon – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration
Statement on January 9, 2004 and incorporated herein by reference.

16 (9)(b)(i)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
173 to the Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(ii)
Amendment, dated July 13, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the
Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(iii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the
Trust’s Form N-1A Registration Statement on September 24, 2021 and incorporated herein by reference.

16 (9)(b)(iv)
Amended Exhibit A, effective February 9, 2023, to the Foreign Custody Manager Agreement, dated January 6,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (9)(c)
Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon –
Filed as an Exhibit to Post-Effective Amendment No. 46 to the Trust’s Form N-1A Registration Statement on
January 9, 2004 and incorporated herein by reference.

16 (9)(c)(i)
Amended Exhibit A, effective February 9, 2023, to the Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.
179 to the Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (9)(c)(ii)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Trust’s Form N-1A Registration Statement on
September 26, 2018 and incorporated herein by reference.

16 (9)(c)(iii)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the
Trust’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (9)(c)(iv)
Amendment, dated November 21, 2022, to the Fund Accounting Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 179 to the
Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (10)(a)
Tenth Amended and Restated Distribution and Service Plan (Class A and Class C shares), effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A
Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(b)
Amended and Restated Distribution and Shareholder Services Plan (Class A shares), effective November 16,
2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration
Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(c)
Fifth Amended and Restated Service and Distribution Plan for Voya Large-Cap Growth Fund (Class A shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form
N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(d)
Amended and Restated Distribution and Shareholder Services Plan (Class C shares), effective November 16,
2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A Registration
Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(d)(ii)
Fee Waiver Letter, dated November 5, 2019, with regard to the Distribution and Shareholder Services Plan
(Class C shares), effective November 5, 2019, for Voya Corporate Leaders 100® Fund – Filed as an Exhibit to
Post-Effective Amendment No. 168 to the Trust’s Form N-1A Registration Statement on October 31, 2019 and
incorporated herein by reference.

16 (10)(e)
Fourth Amended and Restated Service and Distribution Plan for Voya Large-Cap Growth Fund (Class C shares), effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form
N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(f)
Fourth Amended and Restated Shareholder Service and Distribution Plan (Class R shares), effective
November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 180 to the Trust’s Form N-1A
Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(f)(i)
Fee Waiver Letter, dated October 1, 2024, with regard to the Third Amended and Restated Shareholder Service and Distribution Plan (Class R shares), effective November 16, 2023, for Voya Large Cap Value Fund, for the
period from October 1, 2024 through October 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No.
180 to the Trust’s Form N-1A Registration Statement on July 22, 2024 and incorporated herein by reference.

16 (10)(g)
Seventeenth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for the Trust, last amended
January 12, 2023 – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (11)	Opinion and Consent of Counsel (Ropes & Gray LLP) – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-280487) on June 26, 2024 and incorporated herein by reference.
16 (12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
16 (13)(a)
Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment
Servicing (U.S.) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Trust’s
Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

16 (13)(a)(i)
Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between PNC Global Investment Servicing (U.S.) Inc. (now known as BNY Mellon Investment
Servicing (US) Inc.) and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Trust’s
Form N-1A Registration Statement on August 4, 2011 and incorporated herein by reference.

16 (13)(a)(ii)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 162 to the Trust’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

16 (13)(a)(iii)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(a)(iv)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 168 to the Trust’s Form N-1A Registration Statement on October 31, 2019 and
incorporated herein by reference.

16 (13)(a)(v)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 171 to the Trust’s Form N-1A Registration Statement on September 28, 2020 and incorporated herein by reference.

16 (13)(a)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 175 to the Trust’s Form N-1A Registration Statement on March 8, 2022 and incorporated herein by reference.

16 (13)(a)(vii)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023
and incorporated herein by reference.

16 (13)(a)(viii)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, dated February 25,
2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Post-Effective Amendment No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023
and incorporated herein by reference.

16 (13)(a)(ix)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, dated February 25,
2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to
Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and
incorporated herein by reference.

16 (13)(a)(x)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, dated February 25, 2009, by and between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Amendment
No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(b)
Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New
York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Trust’s Form N-1A Registration
Statement on September 30, 2003 and incorporated herein by reference.

16 (13)(b)(i)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 179 to the Trust’s Form N-1A Registration Statement on September 28, 2023 and incorporated herein by reference.

16 (13)(b)(ii)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 159 to the Trust’s Form N-1A Registration Statement on September 26, 2018 and incorporated herein by reference.

16 (13)(b)(iii)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(b)(iv)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7,
2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment
No. 166 to the Trust’s Form N-1A Registration Statement on September 27, 2019 and incorporated herein by reference.

16 (13)(c)
BlackRock Rule 12d1-4 Fund of Funds Investment Agreement, effective January 19, 2022, by and between the
Trust and BlackRock, Inc. – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(c)(i)
Amended and Restated Schedule A, dated April 4, 2022, to the BlackRock Rule 12d1-4 Fund of Funds
Investment Agreement, effective January 19, 2022, by and between the Trust and BlackRock, Inc. – Filed as an
Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16,
2023 and incorporated herein by reference.

16 (13)(d)
Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and
Schwab Strategic Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A
Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(d)(i)
Amendment, dated April 5, 2022, to the Schwab Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Schwab Strategic Trust – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and Teachers
Advisors, LLC – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration
Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)(i)
First Amendment, dated April 5, 2022, to the Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Teachers Advisors, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(e)(ii)
Second Amendment, dated February 3, 2023, to the Rule 12d1-4 Fund of Funds Investment Agreement, dated
January 19, 2022, between the Trust and Teachers Advisors, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(f)
Rule 12d1-4 Fund of Funds Investment Agreement, dated January 19, 2022, as amended April 1, 2022, between the Trust and The Vanguard Group, Inc. – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s
Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(f)(i)
Amended Schedule A, dated September 26, 2022, to the Rule 12d1-4 Fund of Funds Investment Agreement,
dated January 19, 2022, as amended April 1, 2022, between the Trust and The Vanguard Group, Inc. – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration Statement on March 16,
2023 and incorporated herein by reference.

16 (13)(g)
Fund of Funds Investment Agreement, effective October 5, 2022, among the Trust and SPDR Series Trust,
SPDR Index Shares Funds, and SSGA Active Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to
the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(h)
BNY Mellon ETF Investment Adviser, LLC Fund of Funds Investment Agreement, effective January 25, 2023, between the Trust and BNY Mellon ETF Investment Adviser, LLC – Filed as an Exhibit to Amendment No. 185
(811-08817) to the Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(i)
DBX ETFs Fund of Funds Investment Agreement, dated January 19, 2022, between the Trust and DBX ETF
Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to the Trust’s Form N-1A Registration
Statement on March 16, 2023 and incorporated herein by reference.

16 (13)(i)(i)
Schedule A, amended April 1, 2022, to the DBX ETFs Fund of Funds Investment Agreement, dated January 19,
2022, between the Trust and DBX ETF Trust – Filed as an Exhibit to Amendment No. 185 (811-08817) to the
Trust’s Form N-1A Registration Statement on March 16, 2023 and incorporated herein by reference.

16 (14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
16 (15)	Not applicable.
16 (16)	Powers of Attorney – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-280487) on June 26, 2024 and incorporated herein by reference.
16 (17)	Not applicable.
Item 17. Undertakings
1.
The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.
The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.
The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 26th day of July, 2024.

VOYA EQUITY TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Andy Simonoff*	President and Chief Executive Officer	July 26, 2024
Todd Modic*	Senior Vice President, Chief/Principal	July 26, 2024
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	July 26, 2024
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	July 26, 2024
John V. Boyer*	Trustee	July 26, 2024
Martin J. Gavin*	Trustee	July 26, 2024
Joseph E. Obermeyer*	Trustee	July 26, 2024
Sheryl K. Pressler*	Trustee	July 26, 2024
Christopher P. Sullivan*	Trustee	July 26, 2024
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Andy Simonoff, Todd Modic, Fred Bedoya, and each Trustee – Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on June 26, 2024 and incorporated herein by reference.

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